      As filed with the Securities and Exchange Commission on September 19, 2008
                                                        1933 Act No.: 333-139501
                                                         1940 Act No.: 811-21993

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /X/

     Pre-Effective Amendment No.                                            / /

     Post-Effective Amendment No. 4                                         /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             /X/

     Amendment No. 6

                             RevenueShares ETF Trust

--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              One Commerce Square, 2005 Market Street, Suite 2020,
                        Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:      215-854-8181

           Vincent T. Lowry, One Commerce Square, 2005 Market Street,
                       Suite 2020, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Michael D. Mabry, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Public Offering:  As soon as possible after effectiveness.

It is proposed that this filing will become effective:

    / /      Immediately upon filing pursuant to paragraph (b)
------------
    /X/      on September 22, 2008 pursuant to paragraph (b)
------------
    / /      60 days after filing pursuant to paragraph (a)(1)
------------
    / /      on (date) pursuant to paragraph (a)(1)
------------
    / /      75 days after filing pursuant to paragraph (a)(2)
------------
    / /      on (date) pursuant to paragraph (a)(2) of Rule 485.
------------

If appropriate:

/  / This  post-effective  amendment  designates  a new  effective  date for a previously filed post-effective amendment.

                             RevenueShares ETF Trust

                                                             Cusip          NYSE
RevenueShares ADR Fund                                       761396605      RTR
RevenueShares Navellier Overall A-100 Fund                   761396704      RWV

Prospectus

September 19, 2008

RevenueShares ETF Trust (the "Trust") is a registered  investment company.  This
Prospectus  relates solely to the  RevenueShares  ADR Fund and the RevenueShares
Navellier Overall A-100 Fund (each, a "Fund," and together,  the "Funds").  Each
Fund is an "exchange-traded  fund," the shares ("Shares") of which are listed on the NYSE Arca, Inc. ("NYSE Arca"),  and trade at market prices. The market price for a Fund's Shares may be different from its net asset value per share ("NAV").
Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund  issues  and  redeems  Shares at NAV only in large  blocks,  typically consisting of 50,000 Shares or more ("Creation  Units").  These transactions are usually  in  exchange  for a basket of  securities  and an amount of cash.  As a practical  matter,  only  institutions  or large  investors  purchase  or redeem
Creation Units.  Except when  aggregated in Creation Units,  Shares of each Fund are not redeemable securities of the Funds.

You should consider a Fund's investment objectives,  risks, charges and expenses carefully before investing.  For other information about the Funds,  please call
1-877-738-8870  or visit  www.revenuesharesetfs.com.  Please read the Prospectus carefully before investing.

     THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR
  DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

              Not FDIC Insured. May lose value. No bank guarantee.

                                TABLE OF CONTENTS

                                    Overview

This Prospectus  provides the information you need to make an informed  decision about investing in the Funds.  It contains  important facts about the Trust as a whole and each Fund.

Each Fund is an exchange-traded fund ("ETF").  Shares of each Fund are listed on the NYSE Arca and are traded at market prices that may differ from their NAV.

VTL Associates,  LLC ("VTL" or "Management")  is the investment  adviser to each
Fund.  Mellon  Capital  Management  Corporation  ("Mellon  Capital")  serves  as sub-adviser to each Fund.

Investment Objective

Each Fund's investment  objective is to outperform the total return  performance of the  Fund's  corresponding  benchmark  index.  For  purposes  of each  Fund's investment  objective,  "total  return"  refers  to  a  combination  of  capital appreciation and income. Each Fund's investment objective may be changed without
shareholder   approval  (although  the  Fund  will  provide  advance  notice  to shareholders at least 60 days before any such change takes effect). There can be no guarantee that a Fund will achieve its investment objective.

Principal Investment Strategies

Each Fund seeks to achieve its  investment  objective by attempting to replicate the portfolio of its corresponding RevenueShares Index.

Each RevenueShares Index is constructed using a rules-driven methodology,  which re-weights  the  constituent  securities of a benchmark  index  according to the revenue  earned  by  the  companies  in  that  index,  subject  to  certain  tax diversification  requirements.  The resulting  RevenueShares  Index contains the same securities as the benchmark index, but in different proportions.

Most traditional securities indexes and index funds determine the proportion, or
"weighting,"  of  each  constituent   security  either  by  equal-weighting  the
securities (like the Navellier  Overall A-100 Index) or based on each security's market  capitalization  (that is, its stock  price  multiplied  by the number of
outstanding   shares,   like  the  S&P  ADR  Index).   Weighting  by  market
capitalization  means  that the  securities  of  companies  with  larger  market capitalizations  will  generally  be more  heavily  weighted  in the  index.  By re-weighting traditional  capitalization-weighted  or equal-weighted  securities indexes according to the annual revenue earned by the constituent companies,  it
may   be   possible   for   a   revenue-weighted   index   to   outperform   the
capitalization-weighted  or equal-weighted index over time. For more information regarding  the  revenue-weighting  methodology,  see the section  entitled  "The
RevenueShares Indexes" in this Prospectus.

From  time to time,  a Fund  will  purchase  or sell  certain  of its  portfolio securities to reflect changes to the constituent securities of the corresponding
RevenueShares  Index.  The Funds will also rebalance their portfolio  securities promptly following the annual rebalancing of the RevenueShares Indexes.

The Funds do not seek temporary  defensive positions when equity markets decline or appear to be  overvalued.  Outside of the  annual  rebalancing,  each  Fund's portfolio  (following its corresponding  RevenueShares  Index) typically will be reconstituted  only  when:  (1) a security  in the  related  benchmark  index is altered due to corporate  actions such as price  adjustments or stock splits; or
(2) when new securities are added to or deleted from a benchmark index.

Each  Fund's  intention  is to  replicate  the  constituent  securities  of  the corresponding  RevenueShares  Index as closely as possible.  However,  the Funds may, in VTL's  discretion,  remain invested in securities that were deleted from the Fund's corresponding  RevenueShares Index until VTL next rebalances the Fund in connection with the annual  rebalancing of the RevenueShares  Indexes.  Also,
when  a  replication   strategy   could  have  adverse   consequences   to  Fund
shareholders,  a Fund may utilize a "representative  sampling"  strategy whereby the Fund would hold a  significant  number of the  component  securities  of its corresponding  RevenueShares  Index,  but may not track that index with the same degree of accuracy as would an investment vehicle  replicating the entire index.
A representative  sampling might be utilized when (1) practical  difficulties or substantial  costs would be involved in compiling  all of the  securities in the corresponding  RevenueShares  Index,  (2)  the  constituent  securities  are too numerous to efficiently  purchase or sell, or (3) a component  security  becomes temporarily unavailable or relatively illiquid.

RevenueShares ADR Fund

Exchange Trading Symbol: RTR                        Cusip Number: 761396605

The Fund seeks to achieve its investment  objective of  outperforming  the total return  performance  of the S&P ADR Index by  investing  in the  constituent securities of the S&P ADR Index in the same proportions as the RevenueShares
ADR Index.  The  RevenueShares  ADR Index is  constructed  using a  rules-driven methodology,  which  re-weights  the  constituent  securities of the S&P ADR
Index according to the revenue earned by the companies in that index, subject to certain tax diversification requirements.  The resulting RevenueShares ADR Index contains  the  same  securities  as the  S&P  ADR  Index,  but in  different proportions.

The S&P ADR Index is a U.S. dollar denominated version of the S&P Global
1200 Ex U.S.  Index and is based on the  non-U.S.  stocks of the S&P  Global
1200.  American  Depositary  Receipts ("ADRs") are certificates that represent a
U.S.  dollar  denominated  equity  ownership in a foreign company and offer U.S.
investors  the  same  economic  benefits  enjoyed  by the  shareholders  of that company.  Typically,  ADRs are listed and traded on U.S.  exchanges and trade in
U.S. dollars just like any other U.S.-domiciled  security. Since not all foreign companies  offer  ADR  programs,  the  S&P  ADR  Index  is made up of  those companies  from the S&P Global 1200 who make available ADRs that are offered or  listed  on a U.S.  exchange,  global  shares  or,  in the  case of  Canadian equities, ordinary shares, all of which are traded on a U.S. exchange.

Under normal circumstances,  the Fund will invest at least 80% of its net assets in  ADRs  included  in  the  S&P  ADR  Index  and  generally  expects  to be substantially  invested  at such  times,  with at  least  95% of its net  assets invested in these securities.  The Fund will provide  shareholders with at least
60 days' notice prior to any change in this policy.

RevenueShares Navellier Overall A-100 Fund

Exchange Trading Symbol: RWV                        Cusip Number: 761396704

The Fund seeks to achieve its investment  objective of  outperforming  the total return  performance  of the  Navellier  Overall  A-100 Index by investing in the constituent  securities  of the  Navellier  Overall  A-100  Index  in  the  same proportions as the RevenueShares Navellier Overall A-100 Index.

The Navellier Overall A-100 Index is a stock market index that seeks to identify and  represent the  performance  of the 100 highest  quality  stocks of the U.S.
domestic   equity  market  based  on  a  proprietary   quantitative   investment
methodology  assembled  and  maintained  by  Navellier  &  Associates,  Inc.
("Navellier") that combines portfolio theory with the following equally weighted fundamental factors: sales growth;  operating margin growth;  earnings per share growth;  earnings  revisions;  earnings surprise;  earnings momentum;  return on equity; and free cash flow. The Navellier Overall A-100 Index  equal-weights its constituent  securities.  Navellier  is not  affiliated  with the Funds or their investment advisers.

Under normal circumstances,  the Fund will invest at least 80% of its net assets in companies included in the Navellier Overall A-100 Index and generally expects to be substantially  invested at such times, with at least 95% of its net assets invested in these securities.  The Fund will provide  shareholders with at least
60 days' notice prior to any change in this policy.

Principal Risk Factors

Investing  in any exchange  traded fund,  including  the Funds,  involves  risk, including  the risk that you may lose part or all of the money you invest.  Each
Fund is  subject  to the  principal  risks  described  below,  unless  indicated
otherwise. Some or all of these risks may adversely affect a Fund's NAV, trading price, total return and/or a Fund's ability to meet its objectives.

Investment Approach Risk

The alternate  weighting approach employed by the RevenueShares  Indexes and the
Funds,  while designed to enhance  potential  returns  compared to the benchmark indexes,  may not  produce the desired  results.  Using  revenues as a weighting measure is no guarantee that a RevenueShares Index or a Fund will outperform its corresponding  benchmark index. This approach may cause a RevenueShares Index or a Fund to underperform its corresponding  benchmark index. Revenue weighting may underperform,  for example, when the market does not respond to revenue reports, or where the market reacts  disproportionately  to disappointing revenue reports as compared to positive revenue reports. Revenue weighting may also underperform during a momentum  market  when the stock price of a narrow  group of  companies moves  rapidly above their stated  revenues,  as was common during the 1998-1999 technology  bubble,  causing  the  RevenueShares  Indexes  to  allocate  less to companies with rising market  capitalizations.  Performance  of a  RevenueShares
Index  or a Fund is not  expected  to  correlate  with  the  performance  of its corresponding  S&P or  Navellier  benchmark  index.  Moreover,  because  the
RevenueShares  Indexes are only rebalanced  annually,  a RevenueShares Index may not  incorporate  market  information  about  a  constituent  company's  current revenues over the course of the year.

Quarterly  rebalancing of the RevenueShares Indexes in order to meet certain tax diversification  requirements may also cause a RevenueShares  Index or a Fund to underperform its corresponding benchmark index.

Stock Market Risk

Stock market risk is the risk that broad  movements  in  financial  markets will adversely affect the price of a Fund's  investments,  regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of  investments  a Fund makes.  There is also a risk that the price of one or more of the securities or other  instruments  in a Fund's  portfolio will fall. Many factors can adversely affect a security's performance, including both general  financial market  conditions and factors related to a specific company, industry or geographic region.

Market Trading Risks

There can be no  assurance  that an active  trading  market for Fund Shares will develop or be  maintained.  Although it is expected that the Shares of the Funds will be listed  for  trading  on the NYSE Arca,  it is  possible  that an active trading  market may not be  maintained.  This  principal  risk  applies  only to investors  who  will buy and  sell  Shares  of the  Funds  in  secondary  market transactions  on the NYSE Arca  through  brokers and does not apply to investors such as market makers,  large investors and  institutions  who purchase and sell
Creation Units directly from and to a Fund.

Lack of Market Liquidity

Trading  of  Shares of a Fund on the NYSE Arca or  another  national  securities exchange may be halted if exchange officials deem such action appropriate,  if a
Fund is delisted,  or if the activation of marketwide  "circuit  breakers" halts stock trading generally.  If a Fund's Shares are delisted,  the Fund may seek to list its Shares on another market,  merge with another ETF or traditional mutual fund, or redeem its Shares at NAV. Management believes that, under normal market conditions,  large  market  price  discounts  or  premiums  to NAV  will  not be sustained because of arbitrage  opportunities.  This principal risk applies only to  investors  who will buy and sell  Shares  of the Funds in  secondary  market transactions  on the NYSE Arca  through  brokers and does not apply to investors such as market makers,  large investors and  institutions  who purchase and sell
Creation Units directly from and to a Fund.

Shares of the Funds May Trade at Prices Other Than NAV

It is  expected  that the Shares of each Fund will be listed for  trading on the
NYSE Arca and will be bought and sold in the secondary  market at market prices.
Although  it is expected  that the market  price of the Shares of each Fund will approximate the respective  Fund's NAV, there may be times when the market price and the NAV vary  significantly.  Thus,  you may pay more  than NAV when you buy
Shares of a Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market.

The market price of Fund Shares  during the trading  day,  like the price of any exchange-traded  security,  includes a "bid/ask"  spread charged by the exchange specialist,  market makers or other  participants that trade the Fund Shares. In
times  of  severe   market   disruption,   the  bid/ask   spread  can   increase
significantly.  At  those  times,  Fund  Shares  are most  likely  to trade at a discount to NAV,  and the  discount  is likely to be greatest  when the price of
Shares is falling fastest,  which is when you may most want to sell your Shares.
Management  believes that,  under normal market  conditions,  large market price discounts  or  premiums  to NAV  will  not be  sustained  because  of  arbitrage opportunities.

Non-Correlation Risk

A Fund's  return  may not match the  return of its  corresponding  RevenueShares
Index  for a number  of  reasons.  For  example,  each  Fund  incurs a number of operating  expenses not applicable to its corresponding  RevenueShares  Indexes, and incurs costs in buying and selling  securities,  especially when rebalancing the Fund's  securities  holdings to reflect  changes in the  composition  of its corresponding RevenueShares Index. A Fund may not be fully invested at times, in
which  case  holding  cash  balances  may  prevent  it  from   replicating   its
corresponding  RevenueShares Index. If a Fund utilizes a representative sampling approach,  its  return  may  not  correlate  as  well  with  the  return  on its corresponding  RevenueShares  Index, as would be the case if it purchased all of the stocks in the corresponding  RevenueShares Index with the same weightings as the corresponding RevenueShares Index.

Increased Volatility

The Funds are subject to certain risks  associated with increased  volatility in the price of small and medium capitalization  companies (including those trading as global shares) and ADRs.  Increased volatility may result from increased cash flows  to  these  Funds  and  other  ETFs in the  market  that  continuously  or systematically buy large holdings of small and medium  capitalization  companies
(including  those trading as global shares) and ADRs,  which can drive prices up and down more dramatically.  Additionally,  the announcement that a security has been added to a widely  followed  index or benchmark may cause the price of that security to  increase.  Conversely,  the  announcement  that a security has been deleted from a widely  followed  index or benchmark  may cause the price of that security to decrease. To the extent that an index or benchmark's  methodology is rules-based and transparent,  any price increase or decrease  generally would be expected to be smaller than the increase or decrease  resulting from a change to a non-transparent  index or benchmark  (because the transparency of the index or benchmark  likely  would  provide the market  with more notice of such  change).
Because it is impossible to predict when and how market  participants will react to announced  changes in the constituent  securities of a Fund's benchmark index
(and its corresponding  RevenueShares  Index), the Funds cannot predict when and how these changes will impact the market price and NAV of a Fund.

Concentration Risk

From  time to  time,  because  a Fund's  corresponding  benchmark  index  may be concentrated,  the Fund may be concentrated. A Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased  price  volatility and may be more  susceptible  to adverse  economic, market,  political or regulatory  occurrences  affecting that market,  industry, group of industries,  sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Non-Diversification Risk

Each Fund is non-diversified  and, as a result, may have greater volatility than other  diversified  funds.  Because a  non-diversified  fund may invest a larger percentage  of its assets in  securities  of a single  company than  diversified funds, the performance of that company can have a substantial impact on a Fund's
Share price. Each Fund intends to maintain the required level of diversification so as to  qualify  as a  "regulated  investment  company"  for  purposes  of the
Internal  Revenue Code of 1986, as amended (the  "Internal  Revenue  Code"),  in order to avoid  liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Risks Specific to Each Fund

ADR Risk (RevenueShares ADR Fund)

The RevenueShares ADR Fund holds the securities of foreign companies in the form of ADRs,  global shares or, in the case of Canadian  equities,  ordinary shares.
Global  shares are the actual  (ordinary)  shares of a non-U.S.  company,  which trade both in the home market and the U.S and are  represented by the same share certificate  in both the U.S.  and the home  market.  Global  shares may also be eligible to list on exchanges in addition to the United States and home country.
ADRs are receipts  typically  issued by an American  bank or trust  company that evidence  ownership of underlying  securities  issued by a foreign  corporation.
Generally,  ADRs are designed for use in the U.S. securities  markets.  Separate registrars in the United States and home country are maintained.  In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The  underlying  securities  of the ADRs in the  Fund's  portfolio  are  usually denominated or quoted in currencies  other than the U.S.  dollar.  Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency  exchange rates affect the value of the ADR or global shares and,  therefore,  the value of the Fund's  portfolio.  Generally,  when the U.S.
dollar rises in value against a foreign currency, a security denominated in that currency  loses  value  because  the  currency  is  worth  fewer  U.S.  dollars.
Conversely,  when the U.S. dollar decreases in value against a foreign currency, a security  denominated  in that  currency  gains value  because the currency is worth more U.S.  dollars.  This risk,  generally known as "currency risk," means that a strong U.S.  dollar will reduce returns for U.S.  investors  while a weak
U.S. dollar will increase those returns.

In addition,  although the ADRs,  global shares and ordinary shares in which the
Fund invests are listed on major U.S. exchanges,  there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.  The price at which the Fund's  securities may be sold and the value of the Fund's Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Foreign Market Risk (RevenueShares ADR Fund)

Since global shares and the underlying  securities of ADRs in the  RevenueShares
ADR Fund's  portfolio trade on foreign  exchanges at times when the U.S. markets are not open for trading,  the

value of the ADRs representing those underlying securities may change materially at times when the U.S.  markets are not open for trading,  regardless of whether there is an active U.S. market for Shares of the Fund.

Small and Medium  Capitalization  Stock Risk  (RevenueShares  Navellier  Overall
A-100 Fund)

The  RevenueShares  Navellier  Overall  A-100 Fund is  subject to certain  risks associated with investments in small and medium  capitalization  companies.  The securities  of  companies  with small and  medium  capitalizations  may  involve
greater   investment   risks   than   securities   of   companies   with   large
capitalizations.  Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines,  distribution  channels, markets and financial resources.  Securities of small and medium  capitalization companies  may  also  pay  no,  or  only  small,  dividends.  Small  and  medium capitalization  companies also may be dependent on  entrepreneurial  management, making the  companies  more  susceptible  to  certain  setbacks  and  reversals.
Securities  of  small  and  medium  capitalization  companies  may  also be more sensitive  to changes in the  economy,  such as changes in the level of interest rates. As a result, the securities of small and medium capitalization  companies may be subject to more abrupt or erratic  price  movements  than  securities  of larger companies,  may have limited  marketability,  and may be less liquid than securities of companies with larger capitalizations.

Growth Style Investing (RevenueShares Navellier Overall A-100 Fund)

The investment  methodology used to select  securities in the Navellier  Overall
A-100 Index involves a growth strategy.  Growth stock prices reflect projections of future earnings or revenues,  and can,  therefore,  fall  dramatically if the company fails to meet those  projections.  Growth  stocks may be more  expensive relative to their current  earnings or assets compared to value or other stocks, and if earnings growth  expectations  moderate,  their  valuations may return to more  typical  levels,  causing  their  stock  prices  to fall.  Prices of these companies'  securities may be more volatile than other securities,  particularly over the short term.

Portfolio Turnover Risk (RevenueShares Navellier Overall A-100 Fund)

Because the  Navellier  Overall  A-100  Index is  reconstituted  quarterly,  the
RevenueShares  Navellier Overall A-100 Fund may experience portfolio turnover in excess of 100%.  Portfolio  turnover  may  involve  the  payment  by the Fund of brokerage and other transaction  costs on the sale of securities,  as well as on the  investment of the proceeds in other  securities.  The greater the portfolio turnover,  the greater the  transaction  costs to the Fund,  which could have an adverse effect on the Fund's total rate of return. In addition,  funds with high portfolio  turnover rates may be more likely than low turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

                                   Performance

There is no performance  information  presented for the Funds,  as the Funds had not commenced investment operations as of the date of this Prospectus.

                                Fees and Expenses

The following  table  describes the fees and expenses you may pay if you buy and hold Shares of the Funds.  The fees are  expressed as a percentage of the Fund's average net assets.  You may also incur customary  brokerage charges when buying or selling Fund Shares.

---------------------------------------------------------------------------------- ----------------- ----------------
                                                                                       ADR Fund         Navellier
                                                                                                      Overall A-100
                                                                                                          Fund
---------------------------------------------------------------------------------- ----------------- ----------------
     Shareholder Fees (fees paid directly from investments in Creation Units) (1)
---------------------------------------------------------------------------------- ----------------- ----------------
     Creation Transaction Fees
---------------------------------------------------------------------------------- ----------------- ----------------
     Through NSCC                                                                       $2,500           $2,500
---------------------------------------------------------------------------------- ----------------- ----------------
     Outside NSCC and Custom Orders                                                     up to             up to
                                                                                       $10,000           $10,000
---------------------------------------------------------------------------------- ----------------- ----------------
     Redemption Transaction Fees
---------------------------------------------------------------------------------- ----------------- ----------------
     Through NSCC                                                                       $2,500           $2,500
---------------------------------------------------------------------------------- ----------------- ----------------
     Outside NSCC and Custom Orders                                                     up to             up to
                                                                                       $10,000           $10,000
---------------------------------------------------------------------------------- ----------------- ----------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
---------------------------------------------------------------------------------- ----------------- ----------------
     Management Fees                                                                    0.60%             0.60%
---------------------------------------------------------------------------------- ----------------- ----------------
     Distribution and/or Service (12b-1) Fees (2)                                       0.00%             0.00%
---------------------------------------------------------------------------------- ----------------- ----------------
     Other Expenses (3)                                                                 0.10%             0.05%
                                                                                        -----             -----
---------------------------------------------------------------------------------- ----------------- ----------------
Total Annual Fund Operating Expenses                                                    0.70%             0.65%
                                                                                        -----             -----
---------------------------------------------------------------------------------- ----------------- ----------------
     Less Management Fee Waiver/Expense Reimbursement (4)                              (0.21%)           (0.05%)
---------------------------------------------------------------------------------- ----------------- ----------------
Net Annual Fund Operating Expenses                                                      0.49%             0.60%
                                                                                        =====             =====
---------------------------------------------------------------------------------- ----------------- ----------------

The following  example is intended to help retail investors  compare the cost of investing in each Fund with the cost of investing in other funds. It illustrates the  hypothetical  expenses that such investors would incur over various periods if they  invest  $10,000  in a Fund  for the  time  periods  indicated  and then redeemed all of the Shares at the end of those  periods.  This  example  assumes that a Fund provides a return of 5% a year and that  operating  expenses  remain the same.  This example does not include the  brokerage  commission  that retail investors  will pay to buy and sell  Shares of a Fund.  It also does not include the transaction  fees on purchases and  redemptions of Creation  Units,  because these fees will not be imposed on retail  investors.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------- ------------- -------------
                                                       1 Year         3 Years
---------------------------------------------------- ------------- -------------
RevenueShares ADR Fund                                  $50             $203
---------------------------------------------------- ------------- -------------
RevenueShares Navellier Overall A-100 Fund              $61             $203
---------------------------------------------------- ------------- -------------

(1)  These Shareholder Fees apply to purchases and redemptions of Creation Units only. See "Creation Transaction Fees and Redemption Fees" below. These fees would  not  apply to Shares  that are  purchased  and sold on the NYSE Arca exchange, although customary brokerage fees may apply.

(2)  The Trust has adopted a  Distribution  and Service  Plan  pursuant to which each Fund may be  subject to an annual  Rule 12b-1 fee of up to 0.25%.  The
     Trust's Board has not implemented this fee, however, and will not do so for at least one year from the date of this Prospectus.

(3)  "Other  Expenses"  are based on  estimated  amounts for the current  fiscal year.

(4)  The Trust  and VTL have  entered  into a written  fee  waiver  and  expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse  expenses to the extent necessary to keep each
     Fund's  expenses from  exceeding the "Net Annual Fund  Operating  Expenses"
     shown in the table above.  This

                                       10

     agreement  will remain in effect and will be  contractually  binding for at least one year from the date of this Prospectus.

Creation Transaction Fees and Redemption Transaction Fees

The Funds  issue  and  redeem  Shares at NAV only in blocks of 50,000  Shares or multiples thereof.  As a practical matter,  only institutions or large investors purchase or redeem these Creation Units. A standard creation  transaction fee is charged to each purchaser of Creation  Units.(1) The following  chart  describes the standard creation transaction fee for each Fund.

---------------------------------------------------- ---------------

---------------------------------------------------- ---------------
RevenueShares ADR Fund                                   $2,500
---------------------------------------------------- ---------------
RevenueShares Navellier Overall A-100 Fund               $2,500
---------------------------------------------------- ---------------

The fee is a single  charge  and will be the same  regardless  of the  number of
Creation Units purchased by an investor on the same day. The  approximate  value of a Creation Unit as of the date of the Prospectus was $1,250,000.  An investor who holds  Creation  Units and wishes to redeem at NAV would also pay a standard redemption transaction fee on the date of such redemption(s),  regardless of the number of Creation  Units redeemed that day. The following  chart  describes the standard redemption fee for each Fund.

---------------------------------------------------- ---------------

---------------------------------------------------- ---------------
RevenueShares ADR Fund                                   $2,500
---------------------------------------------------- ---------------
RevenueShares Navellier Overall A-100 Fund               $2,500
---------------------------------------------------- ---------------

Investors  who hold  Creation  Units  will also pay the  annual  fund  operating expenses described in the table above. The following example is intended to help investors  who hold  Creation  Units  compare the cost of  investing in Creation
Units of each Fund with the cost of investing in Creation  Units of other funds.
Assuming an investment  in a Creation  Unit of  $1,250,000  and a 5% return each year, and assuming a Fund's operating  expenses remain the same, the total costs if the Creation Unit is redeemed would be:

---------------------------------------------------- --------------- -----------
                                                         1 Year         3 Years
---------------------------------------------------- --------------- -----------
RevenueShares ADR Fund                                  $11,263         $30,347
---------------------------------------------------- --------------- -----------
RevenueShares Navellier Overall A-100 Fund              $12,665         $30,376
---------------------------------------------------- --------------- -----------

If a Creation Unit is purchased or redeemed  outside the usual  process  through the National  Securities Clearing  Corporation  ("NSCC") or for cash, a variable fee will be charged  of up to four times the  standard  creation  or  redemption transaction  fee.(2) The creation fee,  redemption  fee and variable fee are not expenses of the Funds and do not impact a Fund's expense ratio. Also,  investors who are not  Authorized  Participants,  as that term is defined  in  "Creations,
Redemptions  and  Transaction  Fees," may incur  additional  costs by purchasing
Creation Units through an Authorized  Participant or having a broker make such a purchase on their behalf.(3)

(1)  See the  "Creations,  Redemptions  and  Transaction  Fees"  section of this
     Prospectus.

(2)  The purpose of the transaction fee is to protect the existing  shareholders of the Funds from the  dilutive  costs  associated  with the  purchase  and redemption  of  Creation  Units.  Each Fund  recoups the  settlement  costs charged by NSCC and The  Depository  Trust  Company  ("DTC") by  imposing a transaction fee on investors  purchasing or redeeming  Creation Units.  For this reason,  investors  purchasing  or  redeeming  through the DTC process generally will pay a higher  transaction  fee than will investors  doing so through  the NSCC  process.  The  transaction  fee also

                                       11

     may recoup other expenses  incurred in the transfer of securities to a Fund in connection with a purchase of Creation Units, as well as the transfer by a Fund of portfolio  securities in connection with a redemption of Creation
     Units, with such expenses possibly including custody fees, brokerage costs, and stamp taxes.

(3)  See the "Creation and Redemption of Creation Unit Aggregations"  section of the Trust's Statement of Additional Information (the "SAI").

                             Management of the Funds

The Investment Adviser and Sub-Adviser

VTL,  located  at  One  Commerce  Square,   2005  Market  Street,   Suite  2020,
Philadelphia, Pennsylvania 19103, serves as the investment adviser to each Fund.
As investment adviser, VTL has overall responsibility for the general management and  administration  of the Trust and  provides an  investment  program for each
Fund. VTL also supervises the sub-adviser's day-to-day management of the Funds.

Mellon Capital acts as the  sub-adviser for each Fund pursuant to a sub-advisory agreement  with  VTL (the  "Sub-Advisory  Agreement  ").  Mellon  Capital  is an
indirect wholly-owned  subsidiary of The Bank of New York Mellon Corporation,  a
Delaware  corporation,  with its principal offices located at 50 Fremont Street,
Suite 3900, San Francisco,  California 94105.  Mellon Capital is compensated for its services from the management  fees paid to VTL by the Trust.  Mellon Capital is responsible  for the day-to-day  trading,  rebalancing and cash management of each Fund's assets.

VTL will receive fees from each Fund at an annual rate based on a percentage  of the Fund's average daily net assets as shown in the following table:

---------------------------------------------------- --------------------------
Name of Fund                                              Management Fee
---------------------------------------------------- --------------------------

---------------------------------------------------- --------------------------
RevenueShares ADR Fund                                         0.60%
---------------------------------------------------- --------------------------
RevenueShares Navellier Overall A-100 Fund                     0.60%
---------------------------------------------------- --------------------------

VTL has agreed to reduce fees and/or reimburse  expenses to the extent necessary to prevent  the  annual  operating  expenses  of each Fund  (excluding  interest
expense,   brokerage   commissions  and  other  trading  expenses,   taxes,  and
extraordinary expenses) from exceeding 0.49% of average daily net assets for the
RevenueShares ADR Fund and 0.60% for the  RevenueShares  Navellier Overall A-100
Fund. VTL, from its own resources, including profits from advisory fees received from the Funds,  also may make payments to  broker-dealers  and other  financial institutions in connection with the distribution of the Funds' Shares.

Each Fund is  responsible  for all of its expenses,  including:  the  investment advisory fees (except for sub-advisory  fees, which are paid by VTL as described above); costs of transfer agency, custody, fund administration, legal, audit and other  services;  interest,  taxes,  brokerage  commissions  and other  expenses connected with executions of portfolio  transactions;  Rule 12b-1 fees (if any);
and extraordinary expenses (including merger-related expenses, if any).

VTL makes certain "revenue  sharing" payments out of its own profits in order to support the distribution of the Funds' Shares.  Currently,  VTL has entered into such an arrangement  with

                                       12

Pacer Financial Inc., the Funds' wholesaler.  VTL, at its own expense, also pays
Foreside Fund Services, LLC ("Foreside" or, the "Distributor") a fee for certain distribution-related  services.  Neither  of these  entities  sell  Fund  Shares directly to the retail public through the NYSE Arca.

The  basis  for the  Board of  Trustees'  approval  of the  investment  advisory agreement and sub-advisory agreement will be available in the Fund's Semi-Annual
Report to Shareholders for the period ending December 31, 2008.

The Portfolio Managers

Vincent T. Lowry  serves as a portfolio  manager for each Fund and has  ultimate responsibility  for  the  investment  management  of each  Fund.  Mr.  Lowry  is responsible for the overall supervision of the investment  management program of each Fund.  This includes:  supervising  the  consistency of portfolio  security weighting  allocations  as compared to each Fund's  corresponding  RevenueShares
Index;  making  determinations  with  respect  to  alternative  cash  management vehicles and securities lending collateral investments; and monitoring corporate developments in constituent  securities to ensure that  reconstitutions are done according to the  predetermined  process  described below in "The  RevenueShares
Indexes." Mr. Lowry is the Chief Executive  Officer of VTL and has been with VTL since founding it in 2004. Prior to that, Mr. Lowry was an investment consultant with a major financial institution for more than eighteen years.

Investment  decisions  for each of the  Funds  are  made by a team of  portfolio managers.  The  individual  members of Mellon  Capital's East Coast Equity Index
Strategies  team  responsible  for  the  day-to-day  management  of  the  equity portfolios are Denise Krisko and Steven Wetter.

Ms. Krisko is a Managing Director and Co-Head of the Equity Index Management and
Head of East Coast Equity Index Strategies for Mellon Capital with over 15 years of investment  experience.  She was also a Managing  Director of The Bank of New
York and Head of Equity  Index  Strategies  for BNY  Investment  Advisors  since
August of 2005.  Prior to joining The Bank of New York,  from 2000 to 2004,  Ms.
Krisko held various senior  investment  positions with Deutsche Asset Management and Northern Trust, including quantitative strategies director, senior portfolio manager  and trader.  From 1991 to 2000,  she was a senior  quantitative  equity portfolio  manager and trader for The Vanguard  Group.  Ms. Krisko  attained the
Chartered  Financial Analyst ("CFA")  designation.  She graduated with a BS from
Pennsylvania State University, and obtained her MBA from Villanova University.

Mr.  Wetter is a Vice  President  and Senior  Portfolio  Manager of Equity Index
Strategies,  obtained his MBA from New York University, Stern School of Business and has 20 years of investment experience.  Prior to joining the team, he worked as portfolio  manager and trader at Bankers  Trust and continued in that role as the  division  was sold to  Deutsche  Bank in 1999 and  Northern  Trust in 2003.
Previously  Mr. Wetter held  positions in the financial  industry as part of the
International Equity team at Scudder Stevens and Clark.

The Trust's SAI provides  additional  information about each Portfolio Manager's compensation,  other  accounts  managed  by each  Portfolio  Manager,  and  each
Portfolio Manager's ownership of Shares in the Funds.

The RevenueShares Indexes

                                       13

Each  RevenueShares  Index is constructed using an alternative  revenue-weighted approach  that  contains  most,  if not  all,  of  the  same  securities  as its corresponding  benchmark  index,  but in  different  proportions.  Each  Fund is licensed, free of charge, to use its corresponding RevenueShares Index. Standard
&  Poor's(R)serves  as the index provider and is responsible  for compiling, sponsoring and maintaining each RevenueShares Index.

Most traditional  securities  indexes determine the proportion or "weighting" of each constituent security based on each security's market capitalization,  which results in securities of companies with larger market capitalizations being more heavily weighted in the index.  Traditional  capitalization-weighted  securities indexes  calculate  a  stock's  weighting  in the index as price  multiplied  by outstanding  float  (outstanding  exchange-listed  shares of the company).  Some
indexes  will   equal-weight   the  constituent   securities.   By  re-weighting
traditional   capitalization-weighted   or  equal-weighted   securities  indexes
according to annual  revenues of the constituent  companies,  it may be possible for the  revenue-weighted  index to outperform  the  capitalization-weighted  or equal-weighted index over time.

The   RevenueShares   methodology   weights  each  constituent   member  of  the
RevenueShares Index using each constituent security's 1-year trailing revenue as of the 3rd quarter  ending  September 30 as the  numerator,  and the  cumulative revenues of all companies in the RevenueShares Index as the denominator, subject to certain asset  diversification  requirements  implemented  on the last day of each calendar quarter, as necessary,  to allow the Funds to qualify as regulated investment  companies  under  the  Internal  Revenue  Code.  For  more  detailed information,  see "Asset  Diversification  Rebalancing" in the SAI. Accelerating
revenues  will only  lead to  higher  weightings  when a  constituent  company's revenue  represents a greater  percentage of the total revenues of all companies in the index.

The securities in each RevenueShares Index are re-weighted  annually by Standard
& Poor's(R)in December, using a rules-based  methodology,  and quarterly, as necessary, to satisfy asset diversification requirements.  Outside of the annual rebalancing and any rebalancing to meet asset diversification requirements,  the
RevenueShares  Indexes will be  reconstituted  by Standard  &  Poor's(R)only when: (1) a security in the related  benchmark index is altered due to corporate actions;  or (2) when new  securities  are  added to or  deleted  from a related benchmark index. These  reconstitutions  may be as frequently as daily.  Typical examples of corporate  actions include those associated with price  adjustments.
When these corporate  actions take place,  prices are adjusted at the opening of trading by the applicable stock exchange. For example, when a company declares a dividend,  the price of the stock opens on the ex-dividend date at a price below the  prior  day's  close to  reflect  the  payment  of the  dividend  to  record shareholders, which affects capitalization.  For each such price adjustment, the proportion  of a  stock's  representation  in the  RevenueShares  Index  will be adjusted  to  return  the stock to its  pre-adjusted  weightings.  Dividends  of constituent  securities  will be  deemed  to have  been  reinvested  pro rata by company  weighting in the  applicable  RevenueShares  Index.  Similarly,  rights offerings  will be deemed to have been sold for cash and  reinvested pro rata by company weighting in the applicable RevenueShares Index.

Another  example of a corporate  action is a stock split. A stock split reflects an increase in a company's outstanding shares, but will not affect the company's weighting  in a  RevenueShares  Index.  For example,  in a 2:1 stock split,  the number of shares of that  particular  stock in the  RevenueShares  Index will be multiplied by 2 and price will be divided by 2.

                                       14

When a company is removed from a benchmark index, the common  denominator in the corresponding RevenueShares Index will not change until the next rebalancing. In order to avoid a complete  re-weighting  of the  RevenueShares  Indexes  between annual  rebalancings,  the rules-based  methodology  weights  companies that are added to a  RevenueShares  Index  at the same  weighting  as the  company  being removed from the RevenueShares  Index. In the event that two companies are added to the  underlying  benchmark  index and only one  company is  removed,  the two companies being added to the RevenueShares  Index would have a combined pro rata weighting  equal to that of the company  that is being  removed.  In the event a company is added to a benchmark  index and no companies  are  removed,  Standard
& Poor's(R) will not add the new company to the corresponding  RevenueShares
Index until the annual rebalancing.

Each   RevenueShares   Index  will  be   transparent.   The   Trust's   website,
www.revenuesharesetfs.com,  is  publicly  accessible  and free of  charge to all investors.  The website describes the basic concept of each RevenueShares  Index
and  discloses  its  proprietary   rules-based   methodology.   All  components,
weightings,  additions and deletions from the Indexes will be publicly available promptly following the corresponding  announcement by Standard & Poor's(R)or
Navellier,  as applicable,  prior to any changes being made.  Each business day, the website  publishes,  free of charge (or  provides a link to another  website that publishes free of charge),  the component  securities of each RevenueShares
Index and their respective weightings as of the close of the prior business day.
Each  business  day, the website also  publishes,  free of charge (or provides a link to another  website that will publish free of charge),  the  securities  in each Fund's portfolio and their respective weightings, and each Fund's per share
NAV,  last-traded  price  and  midpoint  of the  bid/ask  spread  as of the  NAV calculation time, all as of the prior business day.

Each  trading  day,  the  value  of each  RevenueShares  Index  will be  updated intra-day  on a real time basis as  individual  component  securities  change in price.  These intra-day values will be disseminated  every 13 seconds throughout the trading day by organizations  authorized by Standard &  Poor's(R).  Once
each  trading  day,  these   organizations  will  disseminate  values  for  each
RevenueShares  Index,  based on closing prices in the relevant  exchange market.
VTL will publish  these  disseminated  index values on its website (or provide a link to another website that publishes the index values free of charge).

In the unlikely event that an underlying  RevenueShares Index is discontinued or otherwise becomes permanently  unavailable,  a Fund may consider  substituting a different  index or taking  such  other  action as the Board of  Trustees  deems advisable.

Portfolio Holdings Information

Information   about   each   Fund's   portfolio   holdings   is   available   at
www.revenuesharesetfs.com.  A summarized  description of the Funds' policies and procedures with respect to the disclosure of each Fund's  portfolio  holdings is available in the Trust's SAI.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon ("BNY Mellon"),  an affiliate of Mellon Capital, One
Wall Street,  New York,  New York 10286,  is the  administrator,  custodian  and transfer agent for each Fund.

                                       15

Under the Fund  Administration  and  Accounting  Agreement  with the Trust,  BNY
Mellon  provides  necessary   administrative,   tax,  accounting  services,  and
financial  reporting for the  maintenance  and  operations of the Trust and each
Fund.  In addition,  BNY Mellon makes  available  the office  space,  equipment, personnel and facilities required to provide such services.

Under the Custody  Agreement  with the Trust,  BNY Mellon  maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY
Mellon is required,  upon the order of the Trust, to deliver  securities held by
BNY Mellon and to make payments for  securities  purchased by the Trust for each
Fund.

Pursuant to a Transfer Agency and Service  Agreement with the Trust,  BNY Mellon acts as  transfer  agent  for  each  Fund's  authorized  and  issued  Shares  of beneficial interest, and as dividend disbursing agent of the Trust.

As compensation for the foregoing  services,  BNY Mellon receives certain out of pocket costs,  transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust's custody account with BNY Mellon.

The Funds  participate  in a securities  lending  program under which the Funds'
custodian  is  authorized  to  lend  Fund  portfolio   securities  to  qualified
institutional investors that post appropriate  collateral.  The Funds' custodian receives a portion of the interest  earned on any  reinvested  collateral  as an offset for the costs of the program.

Distributor

Foreside is the principal underwriter and distributor of each Fund's Shares. The
Distributor will not distribute Shares in less than whole Creation Units, and it does not  maintain  a  secondary  market in the  Shares.  The  Distributor  is a broker-dealer  registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc.

Other Service Providers

Foreside  Compliance  Services,  LLC ("FCS"),  an affiliate of the  Distributor, provides an Anti-Money  Laundering  Officer and Chief Compliance Officer as well as certain  additional  compliance  support  functions  to the  Funds.  Foreside
Management  Services,  LLC ("FMS"), an affiliate of the Distributor,  provides a
Principal  Financial Officer to the Funds. The Distributor,  FCS and FMS are not
affiliated with the investment  adviser or sub-adviser or with BNY Mellon or its affiliates.

                             Shareholder Information

Additional  shareholder  information is available free of charge by calling toll
free:     1-877-738-8870,     or    visiting     the    Funds'     website    at
www.revenuesharesetfs.com.

Buying and Selling Shares

The  Shares  will be  issued  or  redeemed  by a Fund at NAV per  share  only in
Creation Unit size.

                                       16

Investors may acquire  Shares  directly  from each Fund,  and  shareholders  may tender their Shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares. See "Creations, Redemptions and Transaction Fees" below.

Shares of the Funds will also be listed for trading in the  secondary  market on the NYSE  Arca,  and most  investors  will buy and sell  Shares  of the Funds in secondary market  transactions on the NYSE Arca through  brokers.  Purchases and sales of Fund Shares in quantities  smaller than Creation Unit sites may only be traded on NYSE Arca and may not be directly  purchased  from,  or redeemed by, a
Fund. Fund Shares can be bought and sold on the NYSE Arca throughout the trading day like other publicly traded shares. There is no minimum investment.

Share prices are reported in dollars and cents per Share.  Although  Fund Shares are generally purchased and sold in "round lots" of 100 shares,  brokerage firms typically permit  investors to purchase or sell Shares in smaller  "oddlots," at no per-share price differential.  When buying or selling Shares through a broker in a secondary market NYSE Arca transaction,  you will incur customary brokerage commissions  and charges,  and you may pay some or all of the spread between the bid and the offered  price in the  secondary  market on each leg of a round trip
(purchase and sale) transaction.

Book Entry

Shares are held in book-entry form,  which means that no stock  certificates are issued.  DTC serves as the securities  depository for all Shares, and DTC or its nominee is the record owner of all  outstanding  Shares of the Funds.  Investors owning  Shares  are  beneficial  owners  as shown on the  records  of DTC or its participants. Participants in DTC include securities brokers and dealers, banks, trust companies,  clearing  corporations and other institutions that directly or indirectly maintain a custodial  relationship with DTC. As a beneficial owner of
Shares,  you are not entitled to receive physical delivery of stock certificates or to have Shares  registered in your name,  and you are not considered a record owner of Shares.  Therefore,  to exercise  any right as an owner of Shares,  you must rely upon the procedures of DTC and its participants.  These procedures are the same as those that apply to any other  stocks that you hold in book entry or
"street name" form.

Fund Share Trading Prices

The  trading  prices of Shares of each Fund on the NYSE Arca may differ from the
Fund's  daily NAV and can be  affected  by market  forces of supply and  demand, economic conditions and other factors.

The NYSE Arca intends to disseminate the  "approximate  value" of Shares of each
Fund every 15 seconds.  The  "approximate  value" that is calculated by the NYSE
Arca  will be based on the value of assets  in the  portfolio  minus a  budgeted liability  amount  and  divided  by  the  number  of  outstanding  Shares.  This
"approximate  value" is not  related to the price that Shares are trading on the
NYSE Arca and is different from the NAV. The  "approximate  value" should not be viewed as a  "real-time"  update of the NAV per Share of the Fund,  because  the
"approximate  value" may not be calculated in the same manner as the NAV,  which is computed  once a day,  generally at the end of the business  day. None of the
Funds are involved in, or responsible  for, the calculation or  dissemination of the  "approximate  value"  and the  Funds  do not make  any  warranty  as to its accuracy.

                                       17

Frequent Purchases and Redemptions of Fund Shares

The Funds impose no restrictions on the frequency of purchases and  redemptions.
In  determining  not to  approve a  written,  established  policy,  the Board of
Trustees  evaluated  the  risks  of  market  timing  activities  by  the  Funds'
shareholders.  The Board considered that, unlike  traditional mutual funds, each
Fund issues and  redeems its Shares at NAV per Share for a basket of  securities intended to mirror the Fund's  portfolio,  plus a small amount of cash,  and the
Fund's Shares may be purchased  and sold on the NYSE Arca at  prevailing  market prices. Given this structure,  the Board determined that (a) it is unlikely that market timing would be attempted by the Funds' shareholders and (b) it is likely that any  attempts  to market  time a Fund by  shareholders  would  result in no negative impact to the Fund or its shareholders.

                   Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers,  large investors and  institutions  who wish to deal in  Creation  Units  directly  with a Fund must  enter  into an  authorized participant  agreement with the principal underwriter and the transfer agent, or purchase  through a dealer that has entered  into such an  agreement.  Set forth below is a brief  description of the  procedures  applicable to the purchase and redemption of Creation Units. For more detailed  information,  see "Creation and
Redemption of Creation Unit Aggregations" in the SAI.

Purchase

Each day, prior to the opening of trading,  the Fund will designate  through the
National  Securities  Clearing  Corporation  ("NSCC"),  the names and  number of shares of each security to be included in that day's basket of equity securities constituting a substantial replication,  or a representation,  of the securities
included  in  the  relevant  Fund's  corresponding   benchmark  index  ("Deposit
Securities").  In order to purchase  Creation  Units of a Fund, an investor must generally  deposit a designated  portfolio of Deposit  Securities  and generally make a  small  cash  payment  referred  to as the  "Cash  Component."  The  Cash
Component  represents the  difference  between the net asset value of a Creation
Unit and the market value of the deposit securities.

Orders must be placed in proper form by or through an  "Authorized  Participant"
that is either  (i) a  "Participating  Party"  i.e.,  a  broker-dealer  or other participant in the Clearing  Process of the Continuous Net Settlement  System of
the  NSCC  (the  "Clearing   Process")  or  (ii)  a  participant  of  DTC  ("DTC
Participant") that has entered into an agreement with the principal  underwriter and the transfer  agent with respect to purchases  and  redemptions  of Creation
Units.  Orders are placed in "proper form" when the orders comply with the order processing  procedures  identified in the Authorized  Participant  Agreement for creation or redemption of Shares of the Funds. All orders must be placed for one or more whole  Creation  Units of Shares of a Fund and must be  received  by the principal  underwriter in proper form no later than the close of regular trading on the NYSE Arca  (ordinarily 4:00 p.m., New York City Time) ("Closing Time") in
order to receive that day's closing NAV per Share. In the case of custom orders, as further  described  in the SAI,  the order must be received by the  principal underwriter no later than 3:00 p.m., New York City Time. A "custom order" may be placed by an  Authorized  Participant  in the event  that the Trust  permits  or requires the substitution of an amount of cash to be added to the Cash Component to replace  any  deposit  security;  for  example,  when a  security  may not be available  in

                                       18

sufficient  quantity  for  delivery or when a security  may not be eligible  for trading by such  Authorized  Participant or the investor for which it is acting.
See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

A fixed creation transaction fee (the "Creation  Transaction Fee"), as described above,  is applicable to each  transaction  regardless of the number of Creation
Units purchased in the transaction. An additional charge of up to four times the
Creation   Transaction   Fee  may  be  imposed  with  respect  to  custom  order
transactions   effected   outside  of  the  Clearing   Process  (through  a  DTC
Participant)  or to the  extent  that  cash is used  in  lieu of  securities  to purchase  Creation  Units  through  a  custom  order.  See  also  "Creation  and
Redemption  of  Creation  Unit  Aggregations"  in the SAI.  The  price  for each
Creation Unit will equal the daily NAV per Share times the number of Shares in a
Creation Unit plus the fees  described  above and, if  applicable,  any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all  Deposit  Securities subject to various  conditions,  including a requirement  to maintain on deposit with the Fund cash at least  equal to 105% of the  market  value of the  missing
Deposit Securities.  See "Creation and Redemption of Creation Unit Aggregations"
in the SAI.

Legal Restrictions on Transactions in Certain Stocks

An investor  subject to a legal  restriction  with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's  discretion,  be permitted to deposit an equivalent amount of cash in  substitution  for any stock that would  otherwise be included in the Deposit
Securities   applicable  to  the  purchase  of  a  Creation  Unit.   Such  legal
restrictions  would include,  but would not be limited to,  restrictions  due to
affiliated   relationships,   investment   guidelines  governing   institutional
investors or where the investor is an investment  banking firm or  broker-dealer restricted  from  holding  shares  of a company  whose  securities  it  recently underwrote.  These  transactions  would be  considered  custom orders since they involve the  substitution  of cash in lieu of securities,  and purchasers may be subject  to a  transaction  fee  of up  to  four  times  the  standard  Creation
Transaction Fee. See "Creation Transaction Fees and Redemption Transaction Fees"
in this  Prospectus.  For more details,  see also  "Creation  and  Redemption of
Creation Unit Aggregations" in the SAI.

Redemption

Each  Fund's  custodian  makes  available  immediately  prior to the  opening of business of the NYSE Arca each day, through the facilities of the NSCC, the list of the names and the  numbers of shares of a Fund's  portfolio  securities  that will be  applicable  that day to  redemption  requests  in  proper  form  ("Fund
Securities").  Fund  Securities  received on redemption  may not be identical to
Deposit  Securities that are applicable to purchases of Creation  Units.  Unless cash  redemptions  are  available  or  specified  for  a  particular  Fund,  the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the  difference  between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"),  less the applicable redemption fee and, if applicable, any transfer taxes. Should the
Fund Securities have a value greater than the NAV of Shares being redeemed,  the redeeming  shareholder  will be  required  to arrange  for a  compensating  cash payment to the Trust equal to the

                                       19

differential,  plus the  applicable  redemption  fee  and,  if  applicable,  any transfer taxes. For more details,  see "Creation and Redemption of Creation Unit
Aggregations" in the SAI.

An order to redeem  Creation  Units of a Fund may only be effected by or through an  Authorized  Participant.  An order to redeem  must be placed for one or more whole  Creation  Units and must be received by the transfer agent in proper form no later than the Closing Time in order to receive that day's  closing net asset value per Share. In the case of custom orders,  as further described in the SAI, the order must be received  by the  transfer  agent no later than 3:00 p.m.  New
York City Time.

A fixed  redemption  transaction  fee (the  "Redemption  Transaction  Fee"),  as described above, is applicable to each redemption  transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the  Redemption  Transaction  Fee may be  charged  to  approximate additional  expenses incurred by the Trust with respect to redemptions  effected outside of the Clearing  Process or to the extent that redemptions are for cash.
Each Fund reserves the right to effect  redemptions  in cash. A shareholder  may request a cash redemption in lieu of securities;  however, each Fund may, in its discretion,  reject any such request.  See "Creation and  Redemption of Creation
Unit Aggregations" in the SAI.

                       Dividends, Distributions and Taxes

As with any  investment,  you should consider how your investment in Shares will be  taxed.  The tax  information  in this  Prospectus  is  provided  as  general information.  You  should  consult  your  own  tax  professional  about  the tax consequences of an investment in Shares.

Unless  your  investment  in  Shares  is made  through  a  tax-exempt  entity or tax-deferred  retirement  account,  such as an IRA plan, you need to be aware of the possible tax consequences when:

o    Your Fund makes distributions,

o    You sell your Shares listed on the NYSE Arca, and

o    You purchase or redeem Creation Units.

Dividends & Distributions

Dividends  and  Distributions.  Each Fund  intends  to elect and  qualify  to be treated as a regulated  investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it  distributes  to you.  Each Fund  expects to declare and pay quarterly dividends to shareholders of all of its net investment income, if any.
Each Fund will also declare and pay net realized capital gains, if any, at least annually.  Each  Fund  may  also pay a  special  distribution  at the end of the calendar  year to  comply  with  federal  tax  requirements.  The  amount of any distribution  will  vary,  and there is no  guarantee  a Fund will pay either an income dividend or a capital gains  distribution.  Distributions  in cash may be reinvested  automatically  in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

                                       20

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are taxable as if they were paid in  December.  The Funds may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  a Fund will send you a  corrected  Form  1099-DIV  to  reflect reclassified information.

Avoid  "Buying  A  Dividend."  If  you  invest  in a  Fund  shortly  before  the ex-dividend  date of a taxable  distribution,  the  distribution  will lower the value of the Fund's Shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Taxes

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund
Shares  or  receive  them  in  cash.  For  federal  income  tax  purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.
Fund  distributions  of  long-term  capital  gains,  if any,  in  excess  of net short-term  capital  losses are  taxable to you as  long-term  capital  gains no matter how long you have owned your Shares.  A portion of income  dividends paid by a Fund may be designated as qualified  dividend  income eligible for taxation at the reduced tax rates  applicable to long-term  capital gains,  provided that certain  holding  period  and  other  requirements  are met by the  Fund and the shareholder.

Taxes on  Exchange-Listed  Share  Sales.  A sale or exchange of Fund Shares is a taxable  event.  Currently,  any capital  gain or loss  realized  upon a sale of
Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as  short-term  capital gain or loss if the
Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Back-Up  Withholding.  By law,  if you do not  provide a Fund  with your  proper taxpayer identification number and certain required  certifications,  you may be subject to backup  withholding on any distributions of income,  capital gains or proceeds  from the sale of your Shares.  The Fund also must  withhold if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation  Units.  An Authorized  Participant
who exchanges  equity  securities for Creation Units  generally will recognize a gain or a loss.  The gain or loss will be equal to the  difference  between  the market value of the Creation  Units at the time of purchase and the  exchanger's aggregate  basis in the securities  surrendered  and the Cash Component  paid. A person  who  exchanges  Creation  Units for  equity  securities  will  generally recognize a gain or loss equal to the difference  between the exchanger's  basis in the Creation Units and the aggregate market value of the securities  received and the Cash Redemption  Amount.  The Internal  Revenue  Service,  however,  may assert that a loss realized upon an

                                       21

exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.  Persons exchanging securities should consult their own tax advisor  with  respect to whether  wash sale rules apply and when a loss might be deductible.

Under  current  federal  tax  laws,  any  capital  gain  or loss  realized  upon redemption of Creation Units is generally  treated as long-term  capital gain or loss if the  Shares  have been  held for more than one year and as a  short-term capital gain or loss if the Shares have been held for one year or less.

Non-U.S.  Investors.  Non-U.S. investors may be subject to U.S. withholding at a
30% or lower treaty rate and to U.S. estate tax, and are subject to special U.S.
tax certification requirements.

This  discussion  of  "Dividends,  Distributions  and Taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Fund.

                                Other Information

Distribution Plan

The Distributor  serves as the distributor of Creation Units for each Fund on an agency  basis.  The  Distributor  does not  maintain a secondary  market in Fund
Shares.

The Board of Trustees of the Trust has adopted a  Distribution  and Service Plan
(the "Plan")  pursuant to Rule 12b-1 under the 1940 Act. In accordance  with its
Rule 12b-1  plan,  each Fund is  authorized  to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation  Units of each Fund or the  provision of investor services,  including but not limited to: (i) marketing and promotional services, including advertising;  (ii) facilitating  communications with beneficial owners of Shares of the Funds; (iii) wholesaling services; and (iv) such other services and  obligations  as may be set  forth in the  Distribution  Agreement  with the
Distributor, or a dealer agreement with a broker-dealer.

No 12b-1 fees are currently paid by the Funds,  and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future,  because these  fees are paid out of each  Fund's  assets,  over  time  these  fees  will increase the cost of your  investment  and may cost you more than certain  other types of sales charges.

Net Asset Value

BNY  Mellon  calculates  each  Fund's  NAV  at  the  close  of  regular  trading
(ordinarily  4:00 p.m. New York City Time) every day the New York Stock Exchange is open.  NAV is calculated by deducting  all of a Fund's  liabilities  from the total  value of its  assets  and  dividing  the  result by the  number of Shares outstanding,  rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

                                       22

In  determining  NAV,  expenses are accrued and applied daily and securities and other  assets for which market  quotations  are  available  are valued at market value.  Common stocks and other equity  securities  are valued at the last sales price that day or, in the case of the  NASDAQ,  at the NASDAQ  official  closing price. When price quotes are not readily available, securities will be valued at fair value.

Investments that may be valued at fair value include,  among others, an unlisted security where the issuer has announced significant corporate actions or events, a restricted  security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default  or  bankruptcy  proceedings  for  which  there  is  no  current  market quotation,  or a  security  affected  by a  significant  event,  such as acts of terrorism,  natural disasters,  government action, armed conflict or significant market fluctuations.  Fair value pricing involves subjective judgments and it is possible  that the fair  value  determined  for a  security  will be  materially different than the value that could be realized upon the sale of that security.

Premium/Discount Information

The Funds  anticipate  that there is likely to be differences  between the daily market  price on  secondary  markets for Shares and the Funds'  NAV.  NAV is the price per share at which a Fund issues and redeems Shares,  and is calculated as described in the previous  section.  The "Market  Price" of a Fund  generally is determined  using the  midpoint  between the highest bid and the lowest offer on the NYSE Arca on which a Fund is listed for  trading,  as of the time the Fund's
NAV is calculated.  A Fund's Market Price may be at, above or below its NAV. The
NAV of a Fund will  fluctuate  with changes in the market value of its portfolio holdings.  The Market Price of a Fund will fluctuate in accordance  with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences  (generally expressed as a percentage)
between the NAV and Market Price of a Fund on a given day, generally at the time
NAV is calculated. A premium is the amount that a Fund's Market Price is trading above the reported NAV,  expressed as a percentage of the NAV. A discount is the amount that a Fund's Market Price is trading  below the reported NAV,  expressed as a percentage of the NAV.

                               Additional Notices

Other Investment Companies

For purposes of the 1940 Act,  each Fund is treated as a  registered  investment company and the acquisition of Shares by other  investment  companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.  Registered  investment companies  are  permitted to invest in Shares of each Fund beyond the limits set forth in Section  12(d)(1)  subject to certain terms and conditions set forth in an SEC exemptive  order issued to the Trust (the  "Order"),  including that such registered investment companies enter into an agreement with the Trust.

Continuous Offering

The method by which  Creation  Units of Fund  Shares are  created and traded may raise certain  issues under  applicable  federal  securities  laws.  Because new
Shares may be created and issued

                                       23

on an ongoing basis,  at any point during the life of a Fund, a  "distribution,"
as that term is used in the Securities Act of 1933, as amended (the  "Securities
Act"), may be occurring. Any individuals considered to be statutory underwriters with regard to a distribution  are subject to prospectus  delivery and liability provisions of the Securities Act.  Therefore,  broker-dealers  and other persons
are  cautioned   that  some   activities   on  their  part,   depending  on  the
circumstances,  may result in their being deemed  participants in a distribution in a manner that could render such  broker-dealers  or other  persons  statutory
underwriters  and  subject  them  to  the  prospectus   delivery  and  liability
provisions of the Securities  Act. Any  determination  of whether a person is an underwriter  must take into account all the relevant facts and  circumstances of each particular case.

Broker-dealer firms should also note that dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary  secondary market transactions)  are generally  required to deliver a prospectus.  This is because the current  prospectus  delivery exemption in the Securities Act does not apply to these  transactions.  However,  subject  to the terms and  conditions  of the
Order,  the  Trust  has  received  an  exemption  from the  prospectus  delivery obligation in ordinary  secondary  market  transactions,  on the condition  that purchasers are provided with a product description of the Shares. This exemption only exempts dealers from the prospectus  delivery  requirement  with respect to ordinary  secondary  market  transactions  on the NYSE Arca and does not  exempt dealers from the prospectus  delivery  requirement  where a dealer's  activities would render the dealer a statutory underwriter. Certain other requirements must also be satisfied with regard to delivery of prospectuses to exchange members in transactions  on a  national  securities  exchange.  For more  information,  see
"Exchange Listing and Trading/Continuous Offering" in the SAI.

Counsel and Independent Registered Public Accounting Firm

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia,
Pennsylvania, serves as legal counsel to the Trust.

Ernst &  Young LLP, Two Commerce  Square,  Suite 4000,  2001 Market  Street,
Philadelphia,  PA 19103-7096, serves as independent registered public accounting firm of the Trust. Ernst & Young LLP audits the Funds' financial  statements and performs other related audit services.

                                       24

If you  want  more  information  about  the  Funds,  the
following documents are available free upon request:

Annual/Semi-Annual Reports
                                                          RevenueShares ETF Trust
Additional  information  about each  Fund's  investments
will be available in the Fund's  annual and  semi-annual  RevenueShares ADR Fund
reports  to  shareholders.   As  of  the  date  of  this  RevenueShares
prospectus,  annual and semi-annual  reports are not yet  Navellier Overall
available   because   the  Funds   have  not   commenced  A-100 Fund
operations.

Statement of Additional Information (SAI)

The SAI provides  more  detailed  information  about the
Funds  and  is   incorporated  by  reference  into  this
prospectus  (i.e.,  it is legally  considered  a part of
this prospectus).

You may  obtain  free  copies of the  Funds'  annual and
semi-annual  reports and the SAI by contacting the Funds
directly  at  1-877-738-8870.  The SAI  and  shareholder  Prospectus reports will also be  available  on the Funds'  website,
www.revenuesharesetfs.com.

You may  review  and copy  information  about the Funds,
including  shareholder  reports  and  the  SAI,  at  the
Public  Reference  Room of the  Securities  and Exchange
Commission   in   Washington,   D.C.   You  may   obtain
information  about the  operations  of the SEC's  Public
Reference  Room by  calling  the SEC at  1-202-551-8090.
You may get  copies of  reports  and  other  information
about the Funds:

                                                          September 19, 2008

o    For a fee, by electronic  request at  publicinfo@sec.gov  or by writing the
     SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o    Free  from  the  EDGAR   Database  on  the  SEC's   Internet   website  at:
     http://www.sec.gov.

Distributor
Foreside Fund Services, LLC
http://www.foresides.com

                                                     RevenueShares ETF Trust
                                                     Investment Company Act
                                                     File No. 811-21993

                             RevenueShares ETF Trust
                       Statement of Additional Information

                              September 19, 2008

RevenueShares  ETF Trust (the  "Trust")  is an  open-end  management  investment company that currently  offers shares in fourteen  separate and distinct series, representing  separate  portfolios of investments.  This Statement of Additional
Information ("SAI") applies to the following two series:

                             RevenueShares ADR Fund
                   RevenueShares Navellier Overall A-100 Fund

(each individually  referred to as a "Fund," and collectively referred to as the
"Funds"). Each Fund has its own investment objective.

VTL Associates,  LLC ("VTL" or "Management") serves as the investment adviser to each Fund. Mellon Capital  Management  Corporation  ("Mellon Capital") serves as the sub-adviser to each Fund.

This SAI is not a  prospectus  and should be read only in  conjunction  with the
Funds' current Prospectus,  dated September 19, 2008. Copies of the Prospectus may be obtained by calling the Trust directly at 1-877-738-8870.  The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

                                TABLE OF CONTENTS

                       GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware  statutory  trust  organized on December  15, 2006.  The
Trust  is an  open-end  management  investment  company,  registered  under  the
Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares  ("Shares") of fourteen  separate  series,  representing  separate portfolios of investments. This SAI relates to the Funds, each a non-diversified series of the Trust.

The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a  specified  number of Shares  (each a "Creation  Unit" or a "Creation  Unit
Aggregation"),  generally in exchange  for (1) a portfolio of equity  securities constituting  a  substantial  replication,  or  representation,  of  the  stocks
included  in  the  relevant  Fund's  corresponding   benchmark  index  ("Deposit
Securities") and (2) a small cash payment referred to as the "Cash Component."

The Funds' Shares are listed on the NYSE Arca, Inc. ("NYSE Arca"),  and trade at market  prices.  The market price for a Fund's Shares may be different  from its net asset value per share ("NAV").  Shares are redeemable  only in Creation Unit
Aggregations  and,  generally,  in  exchange  for  portfolio  securities  and  a specified  cash payment.  Creation  Units are  aggregations  of 50,000 Shares or more. In the event of the  liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The  Trust  reserves  the  right to  offer a "cash"  option  for  creations  and redemptions  of Fund Shares,  although it has no current  intention of doing so.
Fund Shares may be issued in advance of receipt of Deposit Securities subject to various  conditions,  including a  requirement  to maintain on deposit  with the
Trust cash at least  equal to 105% of the market  value of the  missing  Deposit
Securities.  See the  "Creation and  Redemption  of Creation Unit  Aggregations"
section  of  this  SAI.  In  each  instance  of  such  full  cash  creations  or redemptions,  the  transaction  fees imposed will be four times the  transaction fees associated with in-kind  creations or redemptions.  In all cases, such fees will be limited in accordance with the  requirements of the U.S.  Securities and
Exchange  Commission (the "SEC") applicable to management  investment  companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

There can be no assurance  that the  requirements  of the NYSE Arca necessary to maintain  the listing of Shares of each Fund will  continue to be met.  The NYSE
Arca may, but is not  required  to,  remove the Shares of a Fund from listing if
(i) following the initial  12-month  period  beginning upon the  commencement of trading of a Fund, there are fewer than 50 beneficial  holders of the shares for
30 or more  consecutive  trading days, (ii) the value of the underlying index on which  a  Fund  is  based  is no  longer  calculated  or  available,  (iii)  the
"approximate  value" of a Fund, as described in "Fund Share  Trading  Prices" of the Prospectus,  is no longer  calculated or available,  or (iv) any other event shall occur or  condition  shall  exist  that,  in the opinion of the NYSE Arca, makes further dealings on the NYSE Arca  inadvisable.  The NYSE Arca will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the NYSE Arca, brokers'  commissions on transactions  will be based on negotiated  commission rates at customary levels.
Negotiated commission rates only apply to investors who will buy and sell shares of the Funds in secondary market  transactions  through brokers on the NYSE Arca and does not apply to  investors  such as market  makers,  large  investors  and institutions who wish to deal in Creation Units directly with a Fund.

The Trust  reserves  the right to adjust  the price  levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished  through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Continuous Offering

Broker-dealers  and other  persons are cautioned  that some  activities on their part  may,  depending  on  the  circumstances,  result  in  their  being  deemed participants  in a  distribution  in a manner that could  render them  statutory underwriters and subject to these  requirements.  For more detailed  information see  "Continuous  Offering"  in the  Prospectus.  Firms that incur a  prospectus delivery  obligation with respect to Shares are reminded that,  under Securities
Act Rule 153, a prospectus  delivery  obligation  under  Section  5(b)(2) of the
Securities Act owed to an exchange  member in connection with a sale on the NYSE
Arca is satisfied by the fact that the  prospectus is available at the NYSE Arca upon request.  The prospectus  delivery  mechanism  provided in Rule 153 is only available with respect to transactions on an exchange.

                              INVESTMENT STRATEGIES

In addition to the  fundamental  investment  restrictions  described below under
"Investment  Restrictions," and the principal  investment  policies described in the  Funds'  Prospectus,  each  Fund  is  subject  to the  following  investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder  approval.  Not every Fund will invest in all of the types of securities and financial instruments that are listed.

American Depositary Receipts

American  Depositary  Receipts  ("ADRs") are  negotiable  U.S.  securities  that generally  represent  a non-U.S.  company's  publicly  traded  equity.  ADRs are publicly available to U.S.  investors on U.S. stock exchanges.  ADRs are treated in the same manner as other U.S. securities for clearance, settlement, transfer, and ownership  purposes.  ADRs can also represent  debt  securities or preferred stock.

An ADR is a  negotiable  U.S.  security  that  generally  represents  a  foreign company's  publicly  traded  equity  or  debt.  ADRs are  created  when a broker purchases a non-U.S.  company's shares on its home stock market and delivers the shares  to the  depositary's  local  custodian  bank,  and  then  instructs  the depositary  bank to issue  depositary  receipts.  In addition,  ADRs may also be purchased and sold in the U.S.  secondary  trading market,  and may trade freely just like any other security on a stock exchange.  ADRs facilitate U.S. investor purchases  of non-U.S.  securities  and allow  non-U.S.  companies to have their stock  trade in the United  States.  ADRs permit  U.S.  investors  to access the potential benefits of global diversification, while helping avoid the challenges presented when investing directly in local trading markets.  These obstacles can include  inefficient  trade  settlements,  uncertain custody services and costly currency  conversions.  ADRs can help overcome many of the inherent  operational and  custodial  hurdles  of  international  investing.  ADRs  are  also  used to facilitate  cross-border trading and to raise capital in global equity offerings or for mergers and acquisitions to U.S. and non-U.S. investors. Currently, there are  over  2,250  ADR  programs  for  companies  from  over  70  countries.  The
establishment  of  an  ADR  program  offers  numerous   advantages  to  non-U.S.
companies.  The primary  reasons to establish an ADR program can be divided into two broad  considerations:  capital  and  commercial.

 Advantages  may  include:

o    Expanded  market share  through  broadened  and more  diversified  investor
     exposure  with  potentially  greater  liquidity,   which  may  increase  or
     stabilize the share price.

o    Enhanced  visibility  aHnd image for the company's  products,  services and financial instruments in a marketplace outside its home country.

o    Flexible  mechanism  for  raising  capital  and a vehicle or  currency  for mergers and acquisitions.

o    Enables employees of U.S. subsidiaries of non-U.S. companies to invest more easily in the parent company.

Increasingly,  investors  aim to  diversify  their  portfolios  internationally.
However,   obstacles  such  as   undependable   settlements,   costly   currency
conversions,  unreliable  custody services,  poor information  flow,  unfamiliar market practices,  confusing tax conventions and internal  investment policy may discourage institutions and private investors from venturing outside their local market.  Many investors  utilize ADRs as a means to diversify  their  portfolios globally.  They may utilize ADRs because of the convenience,  enhanced liquidity and cost  effectiveness  that ADRs offer compared to purchasing and  safekeeping ordinary shares in the underlying  issuer's home country.  In many cases, an ADR investment can save an investor up to 10-40 basis points  annually,  compared to the costs associated with trading and holding ordinary shares outside the United
States.

Other ADR advantages may include:

o    Quotation  in U.S.  dollars  and payment of  dividends  or interest in U.S.
     dollars.

o    Diversification  without many of the  obstacles  that ETFs,  mutual  funds, pension funds and other  institutions  may have in  purchasing  and holding securities outside of their local market.

o    Elimination of global custodian  safekeeping  charges,  potentially  saving depositary receipt investors up to 10 to 40 basis points annually.

o    Familiar trade, clearance and settlement procedures.

o    Competitive U.S. dollar/foreign exchange rate conversions for dividends and other cash distributions.

o    Ability to acquire the underlying securities directly upon cancellation.

ADR facilities may be unsponsored and sponsored.  Unsponsored ADRs are issued by one or more  depositaries  in  response to market  demand,  but without a formal agreement with the company.  Sponsored  ADRs may be issued in different  levels, available in various trading markets, and are issued by one depositary appointed by the company under a deposit  agreement or service  contract.  Sponsored  ADRs offer control over the facility and the ability to raise capital.

Companies  that  wish  to list  their  ADRs on a U.S.  stock  exchange  (NASDAQ,
American or New York),  raise capital or make an acquisition  using  securities, use Sponsored Level II or Sponsored Level III Depositary Receipts.  Level II and
Level III Depositary  Receipt programs require SEC registration and adherence to applicable requirements for U.S. GAAP. These types of ADRs can also be listed on some  exchanges  outside the United  States.  Level II  Depositary  Receipts are
exchange-listed  securities  but do not involve  raising new capital.  Level III programs  typically  generate the most U.S. investor interest because capital is being raised.  Generally,  companies  that choose either a Level II or Level III program will attract a significant number of U.S. investors.

An ADR is issued by a U.S.  depositary bank when the underlying  ordinary shares are deposited in the  depositary  bank's local  custodian  bank in the company's home market.  The underlying  ordinary shares are usually  deposited by a broker who has purchased the underlying  ordinary shares in the open market through its international offices or through a local broker in the company's home market. On the same day that the shares are  delivered  to the local  custodian  bank,  the local custodian notifies the U.S. depositary bank. After notification,  ADRs are issued and  delivered  to the  initiating  broker,  who then  delivers  the ADRs evidencing the local underlying shares to purchasing investors.

Alternatively, when a non-U.S. company completes an offering of new shares, part of which will be sold as ADRs in the U.S. or international  market,  the company will deliver the shares to the depositary  bank's local custodian at the time of the closing.  The  depositary  bank will then issue the  corresponding  ADRs and deliver  them to the members of the  underwriting  syndicate.  With this pool of
ADRs,  a  regular  trading  market  commences  where  ADRs can  then be  issued, transferred or canceled.

Once ADRs are  issued,  they are  tradable on a national  stock  exchange in the
United States upon compliance with SEC regulations.  Like other U.S. securities, they can be freely sold to other investors.  ADRs may be sold to subsequent U.S.
investors by simply  transferring  them from the existing ADR holder (seller) to another ADR holder  (buyer);  this is known as an intra-market  transaction.  An intra-market  transaction  is  settled  in the same  manner  as any  other  U.S.
security  purchase:  in U.S.  dollars on the third  business day after the trade date and typically  through The  Depository  Trust Company  (DTC).  Intra-market trading accounts for approximately 95 percent of all Depositary  Receipt trading in the market today.  Accordingly,  the most important role of a depositary bank is that of Stock Transfer Agent and Registrar. It is therefore critical that the depositary  bank maintain  sophisticated  stock  transfer  systems and operating capabilities.

When  investors  want to sell their ADRs , they notify their broker.  The broker can either sell the ADR to another U.S.  investor in the U.S.  market through an intra-market  transaction or sell the shares outside of the U.S., typically into
the  home  market   through  a   cross-border   transaction.   In   cross-border
transactions,  brokers,  either through their international offices or through a local broker in the  company's  home market,  will sell the shares back into the home market.  To settle the trade, the U.S. broker will surrender the ADR to the depositary bank with instructions to deliver the shares to the buyer in the home market.  The  depositary  bank will cancel the ADR and instruct the custodian to release the underlying shares and deliver them to the local broker who purchased the shares.  The broker will  arrange for the foreign  currency to be  converted into U.S.  dollars for payment to the ADR holder.  Additionally,  the ADR holder would be able to request delivery of the actual shares at any time.

Once ADRs are issued and there are an adequate number of ADRs outstanding in the
U.S. market (usually three percent to six percent of the company's shares in ADR form), a true intra-market  trading market emerges.  Until this market develops, the  majority  of ADR  purchases  result in ADR  issuances  upon the  deposit of shares.  When  executing an ADR trade,  brokers seek to obtain the best price by comparing the ADR price in U.S.  dollars to the dollar  equivalent  price of the actual  shares in the home  market.  Brokers will buy or sell in the market that offers them the best price,  and they can do so in three ways:  by issuing a new
ADR,  transferring  an existing  ADR or canceling an ADR. The broker may also be holding an inventory of ordinary  shares,  in which case the local trading price is irrelevant.  The continuous buying and selling of ADRs in either market tends to keep the price differential  between the local and U.S. markets to a minimum.
As a result, about 95 percent of ADR trading is done in the form of intra-market trading and does not involve the issuance or cancellation of an ADR.

The ADR  certificate  states the  responsibilities  of the depositary  bank with respect to actions such as payment of dividends, voting at shareholder meetings, and handling of rights offerings.

Cash and Short-Term Investments

A Fund may invest a portion of its  assets,  for cash  management  purposes,  in short-term debt securities  (including  repurchase  agreements) of corporations, the U.S.  government  and its  agencies  and  instrumentalities,  and  banks and finance companies.

A Fund may  invest a portion  of its  assets in  shares  issued by money  market mutual funds for cash management  purposes. A Fund also may invest in collective investment  vehicles  that are  managed by an  unaffiliated  investment  manager pending investment of the Fund's assets in portfolio securities.

Loans of Portfolio Securities

A Fund  may  lend its  portfolio  securities  to  qualified  broker-dealers  and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities  loaned;  (2) the Fund may call the loan at any time and receive the  securities  loaned;  (3) the Fund will receive any interest or dividends  paid on the loaned  securities;  and (4)
the aggregate  market value of securities  loaned will not at any time exceed 33
1/3% of the total  assets of the  Fund.  Collateral  will  consist  of U.S.  and
non-U.S.  securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in  collateral  in the event of default or  insolvency of a borrower of a
Fund's portfolio securities. There is also a risk that a Fund may not be able to recall  securities  while  they are on loan in time to vote  proxies  related to those securities.

The Funds  participate  in a securities  lending  program under which the Funds'
custodian  is  authorized  to  lend  Fund  portfolio   securities  to  qualified
institutional investors that post appropriate  collateral.  The Funds' custodian receives a portion of the interest  earned on any  reinvested  collateral  as an offset for the costs of the program. The Funds may use the remaining income from the  program to offset  other  fees  charged  by the  Funds'  custodian  and its affiliates, including administration and transfer agency fees.

Borrowing

Pursuant to Section  18(f)(1) of the 1940 Act, a Fund may not issue any class of senior  security or sell any senior  security of which it is the issuer,  except that a Fund shall be  permitted  to borrow from any bank so long as  immediately after such  borrowings,  there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the  amount  of its  borrowings,  within 3 days,  to an  extent  that the  asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not  invest  more than 15% of its net assets in  securities  which it cannot sell or dispose of in the ordinary  course of business  within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When a Fund enters into a repurchase  agreement,  it purchases securities from a bank or broker-dealer,  which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price,  thereby  determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of  return  insulated  from  market  fluctuations  during  the  term of the agreement.  The term of a  repurchase  agreement  generally  is short,  possibly overnight or for a few days,  although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase  agreements  are  considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities  transferred  to the Fund.  Repurchase  agreements  will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a  repurchase  agreement  having  more than seven days  remaining  to maturity  if, as a result,  such  agreement,  together  with any other  illiquid securities held by the Fund,  would exceed 15% of the value of the net assets of the Fund.

To the extent that  repurchase  agreements are considered to be loans,  the Fund will not invest in repurchase agreements if, together with any other loans, more than 33 1/3% of its total assets would be lent to other persons, including other investment  companies  to the  extent  permitted  by the 1940 Act or any  rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC.

Futures

Each Fund may enter into  futures  contracts.  When a Fund  purchases  a futures contract, it agrees to purchase a specified underlying instrument at a specified future  date.  When a Fund  sells a  futures  contract,  it  agrees  to sell the underlying instrument at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract.  Futures can be held until their  delivery  dates,  or can be closed out before then if a liquid secondary market is available.

When a Fund enters into a futures  transaction,  it must  deliver to the futures commission  merchant  selected by the Fund an amount referred to as the "initial margin." This amount is maintained either with the futures  commission  merchant or  in a  segregated  account  at  the  Funds'  custodian  bank.  Thereafter,  a
"variation  margin" may be paid by the Fund to, or drawn by the Fund from,  such account in  accordance  with  controls  set for such  accounts,  depending  upon changes  in the  price  of the  underlying  securities  subject  to the  futures contract. A Fund also may effect futures transactions through futures commission merchants that are affiliated with VTL, Mellon Capital or the Fund in accordance with procedures  adopted by the Board.  While futures  contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Investment Company Securities

Securities of other investment companies may be acquired by a Fund to the extent that such  purchases are  consistent  with the Fund's  investment  objective and restrictions  and are permitted  under the 1940 Act. The 1940 Act requires that, as determined  immediately after a purchase is made, (i) not more than 5% of the value of a Fund's  total  assets will be invested in the  securities  of any one investment company, (ii) not more than 10% of the value of a Fund's total assets will be invested in securities of investment  companies as a group and (iii) not more than 3% of the outstanding  voting stock of any one investment company will be owned by a Fund.  Certain  exceptions to these limitations may apply, and the
Funds may also rely on any future  applicable  SEC rules or orders that  provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund's pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in  connection  with its own operations.

Segregated Assets

When  engaging  in  (or  purchasing)   options,   futures  or  other  derivative
transactions,  a Fund will cause its  custodian  to  earmark on the  custodian's books cash, U.S.  government  securities or other liquid  portfolio  securities, which shall be unencumbered  and  marked-to-market  daily.  (Any such assets and securities  designated  by the  custodian on its records are referred to in this
SAI as  "Segregated  Assets.")  Such  Segregated  Assets shall be  maintained in accordance with pertinent positions of the SEC.

Asset Diversification Rebalancing

In order to ensure that each Fund  qualifies as a regulated  investment  company under the Internal  Revenue  Code,  each  RevenueShares  Index is subject to the following  asset  diversification  requirements:  (i) the weighted  value of any single  constituent  security measured on the last day of a calendar quarter may not exceed 24.99% of the total value of its respective  RevenueShares Index; and
(ii) with  respect to 50% of the total  value of the  RevenueShares  Index,  the weighted  value of the  constituent  securities  must be  diversified so that no single  constituent  security  measured  on the last day of a  calendar  quarter represents  more than 4.99% of the total value of its  respective  RevenueShares
Index or more than 9.99% of the outstanding voting securities of its issuer.

Rebalancing the RevenueShares Indexes to meet asset diversification requirements will be the responsibility of the Funds' index provider,  Standard and Poors(R).
If shortly prior to the last business day of any calendar  quarter (a "Quarterly
Qualification  Date"),  a  constituent  security  (or  two or  more  constituent securities)  approaches the maximum  allowable value limits set forth above (the
"Asset  Diversification  Limits"), the percentage that such constituent security
(or constituent  securities) represents in a RevenueShares Index will be reduced and the weighted value of such constituent security (or constituent  securities)
will be  redistributed  across the  constituent  securities  that do not closely approach  the Asset  Diversification  Limits in  accordance  with the  following methodology:

First,  each  constituent  security  that  exceeds 24% of the total value of the
RevenueShares  Index  will  be  reduced  to  23%  of  the  total  value  of  the
RevenueShares Index and the aggregate amount by which all constituent securities exceed  24% will be  redistributed  equally  across  the  remaining  constituent securities that represent less than 23% of the total value of the  RevenueShares
Index. If as a result of this redistribution,  another constituent security then exceeds 24%, the redistribution will be repeated as necessary.

Second,  with  respect  to the  50%  of the  value  of the  RevenueShares  Index accounted for by the lowest weighted  constituent  securities,  each constituent security that exceeds 4.8% of the total value of the RevenueShares Index will be reduced to 4.6% and the  aggregate  amount by which all  constituent  securities exceed  4.8%  will be  distributed  equally  across  all  remaining  constituent securities that represent less than 4.6% of the total value of the RevenueShares
Index. If as a result of this redistribution another constituent securities that did not  previously  exceed 4.8% of the  RevenueShares  Index value then exceeds
4.8%, the redistribution will be repeated as necessary until at least 50% of the value of the  RevenueShares  Index is accounted  for by  constituent  securities representing no more than 4.8% of the total value of the RevenueShares Index.

Third, with respect to the 50% of the value of the RevenueShares Index accounted for by the lowest weighted  constituent  securities,  each constituent  security that exceeds 9.8% of the  outstanding  voting  securities  of its issuer will be reduced to 9.6% and the  aggregate  amount by which all  constituent  securities exceed  9.8%  will be  distributed  equally  across  all  remaining  constituent securities that represent less than 9.6% of the outstanding voting securities of their  issuers.  If as a  result  of  this  redistribution  another  constituent securities  that  did  not  previously  exceed  9.8% of the  outstanding  voting securities of its issuer then exceeds 9.8%, the redistribution  will be repeated as  necessary  until at least  50% of the  value of the  RevenueShares  Index is accounted for by constituent  securities  representing  no more than 9.8% of the outstanding voting securities of their issuers.

If necessary, this reallocation process may take place more than once prior to a
Quarterly  Qualification  Date to ensure  that the  RevenueShares  Index and its corresponding  Fund conform to the requirements for qualification as a regulated investment company under the Internal Revenue Code.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund  without the  approval of a majority of the  outstanding voting  securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing,  and unless otherwise indicated, all percentage limitations listed below  apply to a Fund only at the time of the  transaction.  Accordingly,  if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage  that results from a relative  change in values or from a change in a Fund's total assets will not be considered a violation.  Each
Fund may not:

     (i)  Borrow money,  except to the extent  permitted by the 1940 Act, or any rules,  exemptions or interpretations  thereunder that may be adopted, granted or issued by the SEC.

     (ii) Act as an underwriter,  except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

     (iii) Make loans if, as a result,  more than 33?% of its total assets would be lent to other persons,  including other investment companies to the extent  permitted  by  the  1940  Act  or  any  rules,  exemptions  or interpretations  thereunder which may be adopted, granted or issued by the  SEC.  This  limitation  does  not  apply  to (i) the  lending  of portfolio securities, (ii) the purchase of debt securities, other debt instruments,  loan participations  and/or engaging in direct corporate loans in accordance with its investment goals and policies,  and (iii)
          repurchase  agreements  to the  extent  the  entry  into a  repurchase agreement is deemed to be a loan.

     (iv) Purchase or sell real estate unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments  representing  interests in real estate or  securities  or instruments  of  issuers  that  invest,  deal or  otherwise  engage in transactions  in real estate or  interests  therein  and (ii)  making, purchasing or selling real estate mortgage loans.

     (v)  Purchase or sell physical commodities,  unless acquired as a result of ownership of  securities or other  instruments  and provided that this
          restriction   does  not  prevent   the  Fund  from  (i)   engaging  in
          transactions  involving  currencies and futures  contracts and options thereon, or (ii) investing in securities or other instruments that are secured by physical commodities.

     (vi) Issue senior  securities,  except to the extent  permitted by the 1940
          Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

     (vii) Invest 25% or more of the Fund's net assets in  securities of issuers in any one  industry or group of  industries  (other  than  securities issued or guaranteed by the U.S.  government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in  securities of issuers in the same industry to approximately the same extent that the
          Fund's  corresponding  index  concentrates  in  the  securities  of  a particular industry or group of industries. Accordingly, if the Fund's corresponding  index  stops  concentrating  in  the  securities  of  a particular  industry  or  group of  industries,  the  Fund  will  also discontinue concentrating in such securities.

                             MANAGEMENT OF THE TRUST

The Trust is a Delaware  statutory  trust.  Under  Delaware  law,  the Board has overall  responsibility  for managing the business and affairs of the Trust. The
Trustees elect the officers of the Trust, who are responsible for  administering the day-to-day operations of the Funds.

The Trustees and officers of the Trust,  along with their principal  occupations over the past five years and their affiliations,  if any, with VTL and/or Mellon
Capital,  are listed below. The address of each Trustee and officer of the Trust
is  One  Commerce  Square,  2005  Market  Street,   Suite  2020,   Philadelphia,
Pennsylvania 19103.

Independent Trustees

                                                                                      Number of
                                              Term of                                Portfolios
                                             Office(1)                                 in Fund
                              Position(s)   and Length                               Complex(2)         Other
                              Held with      of Time      Principal Occupation(s)   Overseen by     Directorships
       Name and Age              Trust        Served        During Past 5 Years        Trustee     Held by Trustee
----------------------------------------------------------------------------------------------------------------------
Vincent DiStefano            Trustee        Since 2006   Orthopaedic Surgeon             14              None
(69)                                                     since 1970.

Lawrence A. Goldberg         Trustee        Since 2006   Attorney since 1972.            14              None
(68)

James C. McAuliffe           Trustee        Since 2006   Retired.  Police Officer        14              None
(56)                                                     from 1971 to 2004.

Christian W. Myers, III      Trustee        Since 2006   Firefighter from 1976 to        14              None
(56)                                                     present.

John J. Kolodziej            Trustee        Since 2007   Director of Finance, St.        14              None
(52)                                                     Francis Medical Center,
                                                         from 2002 to present.

Interested Trustee

                                                                                      Number of
                                              Term of                                Portfolios
                                             Office(1)                                 in Fund
                              Position(s)   and Length                               Complex(2)         Other
                              Held with      of Time      Principal Occupation(s)   Overseen by     Directorships
       Name and Age              Trust        Served        During Past 5 Years        Trustee     Held by Trustee
-------------------------------------------------------------------------------------------------------------------------
Vincent T. Lowry(3)          Chairman and   Since 2006   Chief Executive Officer,        14              None
(57)                         Trustee;                    VTL, from 2004 to
                             President                   present; Managing
                                                         Director, Smith Barney,
                                                         Inc. from 1984 to 2004.

(1)  Each Trustee holds office for an indefinite term.
(2)  The "Fund Complex" consists of the Trust, which consists of fourteen funds.
(3)  Mr.  Lowry is  considered  to be an  "interested  person"  of the  Trust as defined  in the 1940 Act,  due to his  relationship  with VTL,  the  Funds'
     investment adviser.

Officers

The officers of the Trust not named above are:

                                              Term of
                                             Office(1)
                             Position(s)    and Length
        Name and              Held with      of Time
           Age                the Trust       Served             Principal Occupation(s) During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Christopher C. Lanza(2)     Treasurer      Since 2007     Director, ETF Services, Foreside Fund Services, LLC,
(47)                                                      2007 to present; Vice President, Citigroup, from 2004 to
                                                          2007; Director, CMB Global Solutions, from 2000 to 2004.

David M. Whitaker(2)        Chief          Since 2007     Counsel, Foreside Financial Group, LLC, from 2007 to
(37)                        Compliance                    present; Managing Member, Beacon Fund Services
                            Officer                       (consulting), from 2007 to present; Vice President,
                                                          Citigroup Fund Services, from 2004 to 2007; Assistant
                                                          Counsel, PFPC, Inc., from 2000 to 2004.

Jennifer Folgia             Secretary      Since 2006     Operations Manager, VTL, from 2004 to present; Sales
(35)                                                      Assistant, Smith Barney, Inc., from 1994 to 2004.

(1)  Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.
(2)  The Funds' Treasurer and Chief Compliance Officer also serve as officers of other  unaffiliated  mutual  funds  and  exchange  traded  funds  for which
     Foreside Fund  Services,  LLC, the  Distributor,  or its  affiliates act as distributor or service provider.

Share Ownership

As of December 31, 2007,  the  Independent  Trustees did not own any  securities issued by VTL,  Foreside Fund Services,  LLC ("Foreside" or the  "Distributor"),
The  Bank  of New  York  Mellon  Corporation,  Mellon  Capital,  or any  company controlling,  controlled by, or under common control with VTL, the  Distributor,
The Bank of New York Mellon Corporation, or Mellon Capital.

Trustees' Compensation

                                                                         Pension or                  Total
                                                   Annual                Retirement              Compensation
                                                 Aggregate            Benefits Accrued        From the Trust and
                                                Compensation           As Part of Fund           Fund Complex
                  Name                        From the Trust*             Expenses*            Paid to Trustees*

Independent Trustees

Vincent DiStefano, Trustee                         $5,000                   None                    $5,000

Lawrence A. Goldberg, Trustee                      $5,000                   None                    $5,000

James C. McAuliffe, Trustee                        $5,000                   None                    $5,000

Christian W. Myers, III, Trustee                   $5,000                   None                    $5,000

John J. Kolodziej                                  $5,000                   None                    $5,000

Interested Trustee

Vincent T. Lowry, Chairman and Trustee              None                    None                     None

*    These  figures  represent  estimates for the Trust's  current  fiscal year, which will end on June 30, 2009.

No officer of the Trust who is also an officer or employee of VTL  receives  any compensation  from the Trust for  services  to the  Trust.  The Trust  pays each
Trustee who is not affiliated with VTL $1,000 for each meeting in-person meeting attended and $250 for each special telephonic  meeting attended.  The Trust also reimburses  each  Trustee  and officer for  out-of-pocket  expenses  incurred in connection with travel to and attendance at Board meetings.

Board Committees

Audit  Committee.  The Audit  Committee  is composed  of all of the  Independent
Trustees.  John J. Kolodziej is the Chairman of the Audit  Committee.  The Audit
Committee has the  responsibility,  among other things, to: (i) select,  oversee and set the compensation of the Trust's independent registered public accounting firm; (ii) oversee the Trust's  accounting and financial  reporting policies and practices,  its internal controls and, as appropriate,  the internal controls of certain  service  providers;  (iii) oversee the quality and  objectivity of each
Fund's financial  statements and the independent  audit(s) thereof; and (iv) act as a liaison between the Trust's  independent  registered public accounting firm and the full Board.  The Audit  Committee  met once during the period ended June
30, 2008.

Nominating  Committee.  The  Nominating  Committee  is  composed  of  all of the
Independent  Trustees.  James C.  McAuliffe  is the  Chairman of the  Nominating
Committee. The Nominating Committee has the responsibility,  among other things, to:  (i) make  recommendations  and  consider  shareholder  recommendations  for nominations for Board members;  and (ii) periodically  review  independent Board member  compensation.  The Nominating Committee met once during the period ended
June 30, 2008.

While the  Nominating  Committee is solely  responsible  for the  selection  and nomination of Trustee candidates, the Nominating Committee may consider nominees recommended  by  Fund  shareholders.  The  Nominating  Committee  will  consider recommendations  for nominees  from  shareholders  sent to the  Secretary of the
Trust, c/o VTL Associates,  LLC, One Commerce Square, 2005 Market Street,  Suite
2020, Philadelphia, Pennsylvania 19103. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations  or proxy  statements for the election of Trustees,  as well as information sufficient to evaluate the individual's  qualifications.  Nomination submissions  must be accompanied by a written consent of the individual to stand for  election  if  nominated  by  the  Board  and to  serve  if  elected  by the shareholders,  and such additional  information  must be provided  regarding the recommended nominee as reasonably requested by the Nominating Committee.

Control Persons and Principal Holders of Securities

Any  person  who owns  beneficially,  either  directly  or  through  one or more controlled  companies,  more  than  25% of the  voting  securities  of a Fund is presumed to control that Fund under the  provisions of the 1940 Act. Note that a controlling  person may  possess  the  ability to control the outcome of matters submitted for shareholder vote of that Fund. As of September 15, 2008, no person owned 5% or more of the Shares of any Fund.

As of  September  15,  2008,  none of the Trust's  Trustees  or  officers  owned outstanding Shares of any of the Funds.

                   INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
                         AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

VTL, a Pennsylvania  limited  liability  company located at One Commerce Square,
2005 Market Street, Suite 2020, Philadelphia,  Pennsylvania 19103, serves as the investment  adviser  to the  Funds.  Vincent  T.  Lowry is the  majority  owner,
Chairman and Managing Member of VTL. VTL is registered as an investment  adviser under the Investment Advisers Act of 1940 (the "Advisers Act") with the SEC.

VTL  provides  investment  advisory  services  to  each  Fund  pursuant  to  the
Investment  Advisory Agreement dated October 12, 2007, between the Trust and VTL
(the "Advisory Agreement"), as amended August 15, 2008. Pursuant to the Advisory
Agreement,  the Trust  employs  VTL  generally  to  manage  the  investment  and reinvestment  of the assets of the Funds.  Pursuant to the  Advisory  Agreement, each Fund pays VTL a fee for managing the Fund's investments that are calculated as a percentage of the Fund's assets under management.  The table below provides the total advisory fee payable by each Fund:

Fund                                                      Advisory Fee

RevenueShares ADR Fund                                       0.60%
RevenueShares Navellier Overall A-100 Fund                   0.60%

Sub-Adviser

Mellon Capital,  located at 50 Freemont  Street,  Suite 3900, San Francisco,  CA
94105,  serves as the sub-adviser  for each Fund.  Mellon Capital is responsible for  facilitating  the  appropriate  trading,  rebalancing  the  portfolios  and providing  cash  management  services  to the Funds.  As of May 31,  2008 Mellon
Capital had  approximately  $220  billion in assets under  management.  VTL pays
Mellon  Capital for providing  sub-advisory  services for each Fund at an annual rate of 0.10% of the  Fund's  average  daily net assets up to $100  million  and
0.05% on the excess.

Portfolio Managers

Compensation of Portfolio Managers and Other Accounts Managed.

For his  services as a portfolio  manager of the Funds and other  accounts,  Mr.
Lowry  receives  an annual  salary  from VTL.  Set  forth  below is  information regarding  the  other  accounts  for which Mr.  Lowry has  day-to-day  portfolio management responsibilities,  as of June 30, 2008. In addition to the Funds, Mr.
Lowry manages:

-------------------------------------- ------------------------------------- ------------------------------------
         Other Accounts                              Total Accounts                Accounts with Performance Fees
-------------------------------------- ------------------------------------- ------------------------------------
                                            Number             Assets              Number            Assets
-------------------------------------- ------------------ ------------------ ----------------- ------------------
   Registered Investment Companies             0          $ 0                        0         $      0
-------------------------------------- ------------------ ------------------ ----------------- ------------------
   Other Pooled Investment Vehicles            0          $ 0                        0         $      0
-------------------------------------- ------------------ ------------------ ----------------- ------------------
   Other Accounts                              9          $ 461.3 million            2         $     44.0 million
-------------------------------------- ------------------ ------------------ ----------------- ------------------

Certain  members  of the  Mellon  Capital  East Coast  Equity  Index  Strategies
Division  also  serve  as  portfolio  managers  for  the  Funds  pursuant  to  a sub-advisory  agreement with the Fund ( the  "Sub-Advisory  Agreement").  Mellon
Capital is a leading  innovator in the  investment  industry and manages  global
quantitative-based   investment   strategies  for   institutional   and  private
investors.  Mellon Capital is a wholly owned indirect  subsidiary of The Bank of
New York Mellon Corporation.

Mellon Capital  portfolio  managers  responsible  for managing  mutual funds are generally  eligible  for  compensation  consisting  of base salary,  bonus,  and payments under the Mellon Capital's  long-term incentive  compensation  program.
All compensation is paid by Mellon Capital and not by the mutual funds. The same methodology  described below is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.

Mutual fund  portfolio  managers are also  eligible for the standard  retirement benefits and health and welfare  benefits  available to all  employees.  Certain portfolio  managers may be eligible for  additional  retirement  benefits  under several supplemental retirement plans to restore  dollar-for-dollar the benefits of  management  employees  that had been cut back  solely as a result of certain limits due to the tax laws.  These  plans are  structured  to  provide  the same retirement benefits as the standard  retirement  benefits.  In addition,  mutual fund portfolio managers whose  compensation  exceeds certain limits may elect to defer a portion of their  salary  and/or bonus under The Bank of New York Mellon
Corporation deferred compensation plan.

A portfolio manager's base salary is determined by the manager's  experience and performance in the role, taking into account the ongoing compensation  benchmark analyses. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager's bonus is determined by a number of factors.  One factor is performance  of the mutual fund gross of fees relative to  expectations  for how
the  mutual  fund  should  have  performed,  given  its  objectives,   policies,
strategies and limitations,  and the market  environment  during the measurement period.  Additional  factors  include the overall  financial  performance of the company,  the performance of all accounts  (relative to expectations)  for which the portfolio manager has responsibility,  the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment  professionals  and supporting staff, and overall  contributions  to strategic  planning and decisions for the  investment management  group. The target bonus is expressed as a percentage of base salary.
The actual  bonus paid may be more or less than the target  bonus,  based on how well the portfolio  manager  satisfies the objectives stated above. The bonus is paid on an annual basis.

Under the long-term incentive  compensation program,  certain portfolio managers are  eligible  to  receive  a payment  from the  company's  long-term  incentive compensation plan based on their years of service, job level and, if applicable, management  responsibilities.  Each year,  a portion  of the  firm's  profits is allocated to the long-term  incentive  compensation award. The annual awards are paid after three years.

In addition to the Funds, Ms. Krisko and Mr. Wetter also manage:

-------------------------------------- ------------------------------------- ------------------------------------
         Other Accounts                            Total Accounts                Accounts with Performance Fees
-------------------------------------- ------------------------------------- ------------------------------------
                                            Number             Assets             Number            Assets
-------------------------------------- ------------------ ------------------ ----------------- ------------------
   Registered Investment Companies            98          $ 6.34 billion             0         $        0
-------------------------------------- ------------------ ------------------ ----------------- ------------------
   Other Pooled Investment Vehicles            1          $ 0.13 billion             0         $        0
-------------------------------------- ------------------ ------------------ ----------------- ------------------
   Other Accounts                             24          $ 4.32 billion             0         $        0
-------------------------------------- ------------------ ------------------ ----------------- ------------------

Description of Material  Conflicts of Interest.  Because the portfolio  managers manage multiple portfolios for multiple clients,  the potential for conflicts of interest exists.  Each portfolio  manager  generally  manages  portfolios having substantially  the same investment style as the Funds.  However,  the portfolios managed by a portfolio manager may not have portfolio  compositions identical to those of the Funds  managed  by the  portfolio  manager  due,  for  example,  to specific  investment  limitations  or guidelines  present in some  portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio  may vary from the  performance  of  securities  purchased for other portfolios.  A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly  contrary to investment  decisions made on behalf of the Funds, or make  investment  decisions that are similar to those made for the Funds,  both of which have the  potential to  adversely  impact the
Funds  depending  on market  conditions.  For example,  a portfolio  manager may purchase a security  in one  portfolio  while  appropriately  selling  that same security in another  portfolio.  In addition,  some of these portfolios have fee structures  that are or have the  potential to be higher than the advisory  fees paid by the Funds,  which can cause  potential  conflicts in the  allocation  of investment opportunities between the Funds and the other accounts.  However, the compensation  structure  for portfolio  managers  does not provide  incentive to favor one account over another  because that part of a manager's  bonus based on performance  is not based on the  performance of one account to the exclusion of others.  There are many other factors  considered in  determining  the portfolio manager's  bonus and there is no formula  that is applied to weight the  factors listed (see "Compensation of Portfolio Managers and Other Accounts Managed"). In
addition, current trading practices do not allow Mellon Capital to intentionally favor one  portfolio  over  another as trades are  executed as trade  orders are received.  Portfolio's  rebalancing  dates  also  generally  vary  between  fund families.  Program  trades  created from the  portfolio  rebalance are typically executed at market on close.

Portfolio  Managers' Ownership of Shares of the Funds. As of September 15, 2008,
none of the portfolio managers owned Shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon  ("BNY  Mellon")  serves as  Administrator  and Fund
Accountant for the Funds.  Its principal  address is One Wall Street,  New York,
New York 10286. Under the Fund Administration and Accounting  Agreement with the
Trust, BNY Mellon provides necessary  administrative,  tax,  accounting services and financial reporting for the maintenance and operations of the Trust and each
Fund.  In addition,  BNY Mellon makes  available  the office  space,  equipment, personnel and facilities required to provide such services.  As compensation for the  foregoing  services,  BNY  Mellon  receives  certain  out of pocket  costs, transaction  fees and asset based fees, which are accrued daily and paid monthly by the Trust. The Trust did not pay BNY Mellon for any  administrative  services for the three years ending December 31, 2007.

Custodian and Transfer Agent

BNY  Mellon  also  serves  as  custodian  for the  Funds  pursuant  to a Custody
Agreement.  Under the Custody  Agreement with the Trust, BNY Mellon maintains in separate accounts cash,  securities and other assets of the Trust and each Fund, keeps the accounts and records  related to these  services,  and provides  other services.  BNY  Mellon is  required,  upon the order of the  Trust,  to  deliver securities  held by BNY Mellon and to make payments for securities  purchased by the Trust for each Fund.

As compensation for the foregoing  services,  BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Pursuant to a Transfer Agency and Services  Agreement with the Trust, BNY Mellon acts as transfer  agent for each Fund's  authorized  and issued  Shares,  and as dividend  disbursing  agent of the  Trust.  As  compensation  for the  foregoing services, BNY Mellon receives certain out of pocket costs,  transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Distributor

The Distributor,  located at Two Portland Square,  Portland, Maine 04101, is the
principal  underwriter of the Funds' Shares and distributes Fund Shares pursuant to a Distribution  Agreement.  Shares are continuously  offered for sale by each
Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading  "Creation and Redemption of Creation
Unit  Aggregations."  The  Distributor  has no  obligation  to sell any specific quantity of Fund Shares.  The  Distributor,  its affiliates and officers have no role in  determining  the  investment  policies  or which  securities  are to be purchased or sold by the Trust or the Funds.  The  Distributor is not affiliated with the Trust,  the  investment  adviser or subadviser  or any stock  exchange.
Currently,  VTL,  at  its  expense,  pays  the  Distributor  a fee  for  certain distribution-related services.

Financial Intermediary Wholesaler

Pacer Financial Inc. ("Pacer"),  located at 16 Industrial Boulevard,  Suite 201,
Paoli, PA 19301, serves as a third-party  wholesaler to the Funds. Pursuant to a contractual revenue-sharing arrangement with VTL, Pacer is primarily responsible for promoting the sale of Shares through broker/dealers, financial advisers, and other financial  intermediaries.  VTL compensates  Pacer from its own resources, including profits from advisory fees received from the Funds.

Calculation Agent

Standard and Poors(R), located at 55 Water Street, New York, NY 10041, serves as calculation  agent  for the  RevenueShares  Indexes.  Standard  and  Poors(R)has
entered  into  a  contractual  agreement  with  VTL  under  which  Standard  and
Poors(R)will  be  primarily  responsible  for  Index  maintenance,  calculation, dissemination  and  reconstitution  activities.  VTL  compensates  Standard  and
Poors(R)from  its own resources,  including  profits from advisory fees received from the Funds.

Other Service Providers

Foreside  Compliance  Services,  LLC ("FCS"),  an affiliate of the  Distributor, located  at Two  Portland  Square,  Portland,  Maine  04101,  provides  a  Chief
Compliance  Officer  and an  Anti-Money  Laundering  Officer  as well as certain additional  compliance support functions under a Compliance  Services Agreement.
Foreside  Management  Services,  LLC ("FMS"),  an affiliate of the  Distributor, located at Two Portland  Square,  Portland,  Maine  04101,  provides a Principal
Financial Officer to the Trust under a PFO/Treasurer  Agreement. As compensation for the  foregoing  services,  FCS and FMS receive  certain out of pocket costs, fixed and  asset-based  fees,  which are accrued  daily and paid  monthly by the
Funds.

The Compliance  and PFO Agreements  with respect to the Funds continue in effect until  terminated.  The Compliance  and PFO  Agreements  are terminable  with or without  cause and  without  penalty  by the Board of the Trust or by FCS or FMS with  respect  to the  Fund on 60  days'  written  notice  to the  other  party.
Notwithstanding  the  foregoing,  the  provisions  of the  Compliance  Agreement related to CCO services may be  terminated  at any time by the Board,  effective upon written notice to the CCO, without the payment of any penalty.

Rule 12b-1 Plan

The Trust has adopted a  Distribution  and Service  Plan  pursuant to Rule 12b-1 under the 1940 Act (the  "Plan")  to  compensate  persons  who  provide  certain marketing or distribution-related  services for the Funds. The Plan provides for payments at an annual rate of 0.25% of each Fund's average daily net assets.

Under the Plan and as required  by Rule 12b-1,  the  Trustees  will  receive and review after the end of each calendar  quarter a written report  provided by the
Distributor  of the  amounts  expended  under the Plan and the purpose for which such expenditures were made.

The Plan was adopted in order to permit the implementation of each Fund's method of distribution. However, no such fee is currently charged to the Funds, and the
Board will not impose such fee for one year from the date of the Prospectus.

Independent Registered Public Accounting Firm

Ernst & Young  LLP,  Two  Commerce  Square,  Suite  4000,  2001  Market  Street,
Philadelphia,   PA  19103-7096,   the  Trust's  independent   registered  public
accounting firm, examines each Fund's financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley  Ronon Stevens & Young,  LLP, 2600 One Commerce  Square,  Philadelphia,
Pennsylvania 19103, serves as counsel to the Trust.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The policy of the Trust  regarding  purchases  and sales of  securities  is that primary  consideration  will be given to obtaining the most favorable prices and
efficient  executions  of  transactions.   Consistent  with  this  policy,  when
securities  transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable  without  necessarily determining that the lowest possible  commissions are paid in all circumstances.
In seeking to determine the reasonableness of brokerage  commissions paid in any transaction,  Mellon Capital relies upon its experience and knowledge  regarding commissions  generally charged by various brokers.  The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In  seeking  to  implement  the  Trust's   policies,   Mellon  Capital   effects
transactions  with those brokers and dealers that they believe  provide the most favorable  prices and are  capable of  providing  efficient  executions.  Mellon
Capital does not currently  participate in soft dollar transactions with respect to the Funds.

Mellon Capital assumes general  supervision over placing orders on behalf of the
Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio  securities  by a Fund and one or more other  investment  companies or clients  supervised by Mellon  Capital are considered at or about the same time, transactions  in such  securities  may be allocated  among the Fund, the several investment  companies and clients in a manner deemed  equitable to all by Mellon
Capital.  In some cases,  this procedure could have a detrimental  effect on the price or volume of a security purchased or sold for the Funds. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage  commissions  will be beneficial to the Funds.  The primary  consideration  is prompt  execution of orders at the most favorable net price.

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the
Trust's portfolio holdings.  The Board of Trustees of the Trust must approve all material  amendments to this policy.  The Funds' portfolio holdings are publicly disseminated  each  day the  Funds  are  open  for  business  through  financial reporting and news services,  including publicly  accessible Internet web sites.
In addition,  a basket  composition  file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components,  is publicly disseminated daily prior to the opening of the NYSE Arca via the National Securities Clearing Corporation ("NSCC").  The
basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has  delegated to Mellon  Capital the  responsibility  to vote proxies with respect to the portfolio  securities held by the Funds.  Mellon Capital has adopted  policies  and  procedures  with respect to voting  proxies  relating to securities  held in client  accounts for which it has  discretionary  authority.
Information  on how Mellon Capital voted proxies on behalf of the Funds relating to  portfolio  securities  during  the most  recent  12-month  (or  shorter,  as applicable)  period  ended June 30 may be  obtained  (i)  without  charge,  upon request,  through the Funds' website at  www.revenuesharesetfs.com;  and (ii) on the SEC's  website  at  http://www.sec.gov  or the EDGAR  database  on the SEC's website.  Mellon  Capital has adopted The Bank of New York Mellon  Corporation's
Proxy Voting Policy, a summary of which is included as Appendix A to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted and approved  a joint  Code of  Ethics  covering  the Trust and VTL on behalf of the
Trust,  approved the joint Code of Ethics on behalf of VTL and approved The Bank of New York Mellon Corporation's Code of Conduct and Personal Securities Trading
Policy that govern Mellon  Capital  (collectively  the  "Codes").  The Codes are intended to ensure that the  interests  of  shareholders  and other  clients are placed  ahead of any  personal  interest,  that no  undue  personal  benefit  is obtained from any person's  employment  activities and that actual and potential conflicts  of interest are  avoided.  The Codes apply to the personal  investing activities of certain individuals  employed by or associated with the Trust, VTL or Mellon Capital ("Access  Persons").  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access  Persons.  Under the Codes,  Access Persons are permitted to engage in personal  securities  transactions,  but are required to report  their  personal securities  transactions  for monitoring  purposes.  The Codes permit  personnel subject to the Codes to invest in  securities  subject  to certain  limitations, including  securities  that may be  purchased  or held by a Fund.  In  addition, certain  Access  Persons are  required to obtain  approval  before  investing in initial public offerings or private  placements.  The Codes are on file with the
SEC, and are available to the public.

                       CAPITAL STOCK AND OTHER SECURITIES

Each Fund is  authorized  to issue an unlimited  number of Shares of  beneficial interest  without par value.  Each Share of  beneficial  interest  represents an equal  proportionate  interest in the assets and liabilities of the Fund and has identical  voting,  dividend,  redemption,  liquidation  and  other  rights  and preferences as the other Shares of the Fund.

Under  Delaware  law,  the Trust is not  required  to,  and the  Trust  does not presently intend to, hold regular annual meetings of  shareholders.  Meetings of the  shareholders  of one or more of the  Funds may be held from time to time to consider certain matters,  including changes to a Fund's fundamental  investment policies,  changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with  proportionate  voting  for  fractional  Shares.  The
Shares  of a Fund do not have  cumulative  voting  rights or any  preemptive  or conversion rights, and the Trustees have authority, from time to time, to divide or combine  the Shares of the Fund into a greater or lesser  number of Shares so affected.  In the case of a liquidation of a Fund, each  shareholder of the Fund will be entitled to share, based upon the shareholder's percentage ownership, in the distribution of assets,  net of liabilities,  of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders,  all Shares shall vote in the aggregate without  differentiation  between the Shares of the separate Funds or separate  classes,  if any, provided that (i) with respect to any matter that affects only the  interests  of some but not all Funds,  then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter,
(ii) with respect to any matter that affects only the  interests of some but not all classes,  then only the Shares of such affected classes,  voting separately, shall  be  entitled  to  vote  on the  matter;  and  (iii)  notwithstanding  the foregoing,  with  respect  to any  matter  as to  which  the  1940  Act or other applicable  law or  regulation  requires  voting by Fund or by  class,  then the
Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System. The following information supplements and should be read in conjunction with the section of the Prospectus entitled "Book Entry."

DTC Acts as  Securities  Depository  for Fund  Shares.  Shares  of the Funds are
represented  by  securities  registered  in the name of DTC or its  nominee  and deposited with, or on behalf of, DTC.

DTC, a  limited-purpose  trust  company,  was created to hold  securities of its participants  (the "DTC  Participants")  and to  facilitate  the  clearance  and settlement  of  securities  transactions  among  the  DTC  Participants  in such securities  through  electronic  book-entry  changes  in  accounts  of  the  DTC
Participants,  thereby  eliminating the need for physical movement of securities certificates.  DTC Participants  include securities brokers and dealers,  banks, trust companies, clearing corporations and certain other organizations,  some of whom (and/or their representatives) own DTC. More specifically,  DTC is owned by a number of its DTC  Participants  and by the New York Stock Exchange  ("NYSE"),
the American Stock  Exchange and the Financial  Industry  Regulatory  Authority.
Access to the DTC system is also  available  to others  such as banks,  brokers, dealers  and  trust  companies  that  clear  through  or  maintain  a  custodial relationship  with  a  DTC  Participant,  either  directly  or  indirectly  (the
"Indirect Participants").

Beneficial  ownership  of  Shares  is  limited  to  DTC  Participants,  Indirect
Participants and persons holding interests through DTC Participants and Indirect
Participants.  Ownership  of  beneficial  interests  in Shares  (owners  of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected  only through,  records  maintained by
DTC (with respect to DTC  Participants)  and on the records of DTC  Participants
(with respect to Indirect  Participants  and Beneficial  Owners that are not DTC
Participants).   Beneficial   Owners  will  receive  from  or  through  the  DTC
Participant  a  written  confirmation  relating  to their  purchase  and sale of
Shares.  No  Beneficial  Owner  shall  have the right to  receive a  certificate representing such Shares.

Conveyance of all notices,  statements  and other  communications  to Beneficial
Owners is effected as follows.  Pursuant to the Depositary Agreement between the
Trust and DTC,  DTC is required to make  available to the Trust upon request and for a fee to be  charged  to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of  Beneficial  Owners  holding  Shares,  directly or  indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such  notice,  statement  or other  communication,  in such form, number and at such place as such DTC  Participant  may  reasonably  request,  in order that such notice,  statement or  communication  may be transmitted by such
DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement  for the expenses  attendant to such  transmittal,  all subject to applicable statutory and regulatory requirements.

Fund  distributions  shall  be made to DTC or its  nominee,  Cede & Co.,  as the registered  holder of all Fund Shares.  DTC or its nominee,  upon receipt of any such  distributions,  shall immediately  credit DTC Participants'  accounts with payments in amounts  proportionate to their respective  beneficial  interests in
Shares of the Fund as shown on the  records of DTC or its  nominee.  Payments by
DTC Participants to Indirect  Participants and Beneficial  Owners of Shares held through  such DTC  Participants  will be governed by standing  instructions  and customary practices, as is now the case with securities held for the accounts of customers  in bearer  form or  registered  in a "street  name,"  and will be the responsibility of such DTC Participants.

The Trust has no  responsibility  or  liability  for any  aspect of the  records relating to or notices to  Beneficial  Owners,  or  payments  made on account of beneficial  ownership interests in such Shares, or for maintaining,  supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship  between such DTC  Participants  and the Indirect  Participants and
Beneficial  Owners  owning  through  such DTC  Participants.  DTC may  decide to discontinue  providing  its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under  applicable  law. Under such  circumstances,  the Trust shall take action to find a  replacement  for DTC to perform its  functions at a comparable cost.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation.  The Trust issues and sells Shares of each Fund only in Creation  Unit
Aggregations  on a continuous  basis  through the  Distributor,  without a sales load,  at their NAVs next  determined  after  receipt,  on any  Business Day (as defined below),  of an order in proper form.  Orders are placed in "proper form"
when the orders comply with the order  processing  procedures  identified in the
Authorized  Participant  Agreement  for creation or  redemption of Shares of the
Funds.

A "Business  Day" is any day on which the NYSE is open for  business.  As of the date of this SAI, the NYSE  observes  the  following  holidays:  New Year's Day,
Martin Luther King, Jr. Day, Washington's Birthday,  Good Friday,  Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities  and Deposit or Delivery of Cash.  The  consideration  for purchase of  Creation  Unit  Aggregations  of a Fund  generally  consists of the in-kind  deposit of a designated  portfolio of equity  securities--the  "Deposit
Securities"--per  each  Creation  Unit  Aggregation  constituting  a substantial replication  of the stocks  included in the Fund's  corresponding  index  ("Fund
Securities") and an amount of cash--the "Cash  Component"--computed as described below.  Together,  the Deposit Securities and the Cash Component  constitute the
"Fund Deposit," which  represents the minimum initial and subsequent  investment amount for a Creation Unit Aggregation of a Fund.

The Cash  Component is sometimes also referred to as the Balancing  Amount.  The
Cash Component serves the function of compensating  for any differences  between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below).
The Cash Component is an amount equal to the  difference  between the NAV of the
Fund Shares (per Creation Unit Aggregation) and the "Deposit  Amount"--an amount equal to the market value of the Deposit Securities.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit
Amount), the creator will deliver the Cash Component. If the Cash Component is a negative  number (i.e.,  the NAV per Creation Unit  Aggregation is less than the
Deposit Amount), the creator will receive the Cash Component.

The Funds'  custodian,  through the NSCC (discussed  below),  makes available on each Business Day, prior to the opening of business on the NYSE Arca  (currently
9:30  a.m.,  Eastern  Time),  the list of the names and the  required  number of shares of each  Deposit  Security to be included  in the  current  Fund  Deposit
(based on  information  at the end of the previous  Business Day) for each Fund.
Such Fund Deposit is applicable,  subject to any adjustments as described below, in order to effect  creations of Creation  Unit  Aggregations  of the Fund until such time as the  next-announced  composition of the Deposit  Securities is made available.

The identity and number of shares of the Deposit Securities  required for a Fund
Deposit for a Fund  changes as  rebalancing  adjustments  and  corporate  action events are reflected within the Fund from time to time by VTL with a view to the investment  objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments  to the  composition of the stocks in the
Fund's corresponding index.

In addition,  the Trust reserves the right to permit or require the substitution of an amount of  cash--i.e.,  a "cash in lieu"  amount--to  be added to the Cash
Component  to  replace  any  Deposit  Security  that  may  not be  available  in sufficient  quantity  for  delivery  or that may not be  eligible  for  transfer through the systems of DTC or the Clearing Process  (discussed  below), or which might not be  eligible  for  trading by an  Authorized  Participant  (as defined below)  or the  investor  for  which  it is  acting  or other  relevant  reason.
Brokerage  commissions  incurred in connection  with the  acquisition of Deposit
Securities  not eligible  for transfer  through the systems of DTC and hence not eligible for transfer through the Clearing Process  (discussed below) will be at the  expense  of the Fund and will  affect  the  value of all  Shares;  but VTL, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters  described  above to protect  existing  shareholders.  The adjustments  described  above will reflect  changes  known to VTL on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition  of  the  Fund's  corresponding  index  or  resulting  from  certain corporate actions.

Procedures for Creation of Creation Unit  Aggregations.  To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a  "Participating  Party," i.e., a broker-dealer  or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"),  a clearing agency that is registered with the SEC; or (ii) a DTC Participant  (see the "Book Entry Only System"  section), and, in each case,  must have executed an agreement with the  Distributor,  with respect to creations and redemptions of Creation Unit Aggregations ("Participant
Agreement")  (discussed  below).  A Participating  Party and DTC Participant are collectively  referred  to as an  "Authorized  Participant."  A list of existing
Authorized  Participants  that have signed a Participant  Agreement is available from the Distributor.  All Fund Shares,  however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create  Creation Unit  Aggregations,  whether through the Clearing
Process (through a Participating Party) or outside the Clearing Process (through a DTC  Participant),  must be  received  by the  Distributor  no later  than the closing time of the regular  trading  session on the NYSE Arca ("Closing  Time")
(ordinarily  4:00  p.m.,  Eastern  Time) in each case on the date such  order is placed in order for creation of Creation Unit  Aggregations to be effected based on the NAV of Shares of a Fund as next  determined on such date after receipt of the  order in  proper  form.  In the case of custom  orders,  the order  must be received by the  Distributor  no later than 3:00 p.m.  Eastern Time on the trade date. A custom  order may be placed by an  Authorized  Participant  in the event that the Trust permits or requires the  substitution  of an amount of cash to be added to the Cash  Component  to replace any Deposit  Security  which may not be available in  sufficient  quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other  relevant  reason.  The date on which an  order to  create  Creation  Unit
Aggregations  (or an order to redeem  Creation Unit  Aggregations,  as discussed below)  is placed is  referred  to as the  "Transmittal  Date."  Orders  must be transmitted  by an  Authorized  Participant  by telephone or other  transmission method  acceptable to the  Distributor  pursuant to procedures  set forth in the
Participant Agreement, as described below (see the "Placement of Creation Orders
Using Clearing  Process" and the "Placement of Creation Orders Outside  Clearing
Process"  sections).  Severe  economic  or market  disruptions  or  changes,  or telephone  or other  communication  failure  may impede the ability to reach the
Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation
Unit  Aggregations  shall be placed with an Authorized  Participant  in the form required by such Authorized Participant. In addition, the Authorized Participant may  request  the  investor  to  make  certain  representations  or  enter  into agreements  with  respect to the order,  e.g.,  to provide for payments of cash, when required.  Investors should be aware that their  particular  broker may not have executed a  Participant  Agreement  and that,  therefore,  orders to create
Creation Unit  Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement.  In such cases there may be additional charges to such investor.  At any given time, there  may be only a limited  number of  broker-dealers  that  have  executed  a
Participant  Agreement.  Those  placing  orders for Creation  Unit  Aggregations through the Clearing  Process  should  afford  sufficient  time to permit proper submission  of the order to the  Distributor  prior to the  Closing  Time on the
Transmittal  Date.  Orders for  Creation  Unit  Aggregations  that are  effected outside  the  Clearing  Process  are  likely to require  transmittal  by the DTC
Participant  earlier on the  Transmittal  Date than  orders  effected  using the
Clearing  Process.  Those persons  placing orders  outside the Clearing  Process should  ascertain the deadlines  applicable to DTC and the Federal  Reserve Bank wire system by contacting the operations  department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the
process  of  creating  or  redeeming  Creation  Unit  Aggregations  through  the
Continuous  Net  Settlement  System of the NSCC.  Fund Deposits made through the
Clearing  Process  must be  delivered  through a  Participating  Party  that has executed a Participant  Agreement.  The  Participant  Agreement  authorizes  the
Distributor  to  transmit  through  the  Custodian  to NSCC,  on  behalf  of the
Participating  Party,  such trade  instructions  as are  necessary to effect the
Participating  Party's  creation order.  Pursuant to such trade  instructions to
NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust,  together with such additional  information as may be  required  by the  Distributor.  An  order  to  create  Creation  Unit
Aggregations  through the Clearing Process is deemed received by the Distributor on the  Transmittal  Date if (i) such order is received by the  Distributor  not later  than the  Closing  Time on such  Transmittal  Date  and  (ii)  all  other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation  Orders  Outside  Clearing  Process.  Fund  Deposits  made outside the Clearing  Process must be delivered  through a DTC Participant  that has executed a Participant Agreement pre-approved by VTL and the Distributor.  A
DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected  outside the Clearing Process must state that the DTC Participant is not using  the  Clearing  Process  and that the  creation  of  Creation  Unit
Aggregations  will instead be effected through a transfer of securities and cash directly  through  DTC.  The Fund  Deposit  transfer  must be ordered by the DTC
Participant  on the  Transmittal  Date in a timely  fashion  so as to ensure the delivery  of the  requisite  number of  Deposit  Securities  through  DTC to the account of a Fund by no later than 11:00 a.m., Eastern Time, of the Business Day following the Transmittal Date.

All questions as to the number of Deposit  Securities  to be delivered,  and the validity,  form and  eligibility  (including time of receipt) for the deposit of any tendered  securities,  will be determined by the Trust, whose  determination shall be final and binding.  The amount of cash equal to the Cash Component must be transferred directly to the Funds' custodian through the Federal Reserve Bank wire  transfer  system in a timely  manner so as to be  received  by the  Funds'
custodian  no later than 2:00  p.m.,  Eastern  Time,  on the next  Business  Day immediately  following such  Transmittal  Date. An order to create Creation Unit
Aggregations  outside the Clearing Process is deemed received by the Distributor on the  Transmittal  Date if (i) such order is received by the  Distributor  not later  than the  Closing  Time on such  Transmittal  Date;  and  (ii) all  other procedures  set  forth  in the  Participant  Agreement  are  properly  followed.
However,  if the Funds'  custodian  does not receive both the  required  Deposit
Securities  and the Cash  Component  by 11:00  a.m.  Eastern  Time and 2:00 p.m.
Eastern Time,  respectively,  on the next Business Day immediately following the
Transmittal  Date,  such  order will be  canceled.  Upon  written  notice to the
Distributor,  such canceled order may be resubmitted the following  Business Day using a Fund Deposit as newly  constituted  to reflect the then current  Deposit
Securities and Cash  Component.  The delivery of Creation Unit  Aggregations  so created will occur no later than the third (3rd)  Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the  Clearing  Process  (through a DTC  participant)  and in the limited circumstances  in which any cash can be used in lieu of  Deposit  Securities  to create Creation Units. (See "Creation Transaction Fee" section below).

Creation Unit  Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable  Deposit  Securities as described  below.  In these circumstances,  the initial deposit will have a value greater than the NAV of the Fund  Shares on the date the order is placed  in proper  form  since,  in addition to available  Deposit  Securities,  cash must be deposited in an amount equal to the sum of (i) the Cash  Component,  plus (ii) 105% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit").

The order shall be deemed to be received on the  Business Day on which the order is placed  provided  that the order is placed in proper form prior to 4:00 p.m.,
Eastern  Time on such  date and  federal  funds in the  appropriate  amount  are deposited  with the Funds'  custodian by 11:00 a.m.  Eastern Time the  following
Business  Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business
Day, then the order may be deemed to be canceled and the Authorized  Participant shall  be  liable  to the Fund  for  losses,  if any,  resulting  therefrom.  An additional  amount of cash shall be  required  to be  deposited  with the Trust, pending  delivery of the missing Deposit  Securities to the extent  necessary to maintain the Additional  Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked to market value of the missing  Deposit  Securities.
To the extent that  missing  Deposit  Securities  are not  received by 1:00 p.m.
Eastern Time on the third  Business Day  following the day on which the purchase order is deemed received by the  Distributor or in the event a  marked-to-market payment is not made  within  one  Business  Day  following  notification  by the
Distributor  that  such a  payment  is  required,  the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be  liable to the  Trust  and the Fund for the  costs  incurred  by the Trust in connection  with any such  purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit  Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the  Distributor  plus the brokerage and related  transaction  costs associated with such purchases.  The Trust will return any unused portion of the
Additional  Cash Deposit once all of the missing  Deposit  Securities  have been properly  received  by the  Funds'  custodian  or  purchased  by the  Trust  and deposited into the Trust. In addition,  a transaction fee, as listed below, will be charged in all cases.  The delivery of Creation Unit  Aggregations so created will occur no later than the third  Business Day  following the day on which the purchase order is deemed received by the Distributor.

Acceptance  of Orders for Creation  Unit  Aggregations.  The Trust  reserves the absolute right to reject a creation order  transmitted to it by the  Distributor in  respect  of a Fund  if:  (i) the  order  is not in  proper  form;  (ii)  the investor(s),  upon obtaining the Fund Shares  ordered,  would own 80% or more of the  currently  outstanding  Shares of any Fund;  (iii) the  Deposit  Securities
delivered  are not as  disseminated  for that date by the Funds'  custodian,  as described  above;  (iv) acceptance of the Deposit  Securities would have certain adverse tax  consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel,  be  unlawful;  (vi)  acceptance  of the Fund Deposit would  otherwise,  in the discretion of the Trust or VTL, have an adverse effect on the Trust or the  rights of  beneficial  owners;  or (vii) in the event  that circumstances  outside  the  control of the Trust,  the  Funds'  custodian,  the
Distributor and VTL make it, for all practical  purposes,  impossible to process creation  orders.  Examples of such  circumstances  include acts of God;  public service or utility problems such as fires,  floods,  extreme weather  conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities  causing  trading  halts;  systems  failures  involving computer or other information  systems affecting the Trust, VTL, Mellon Capital,
BNY Mellon, the Distributor, DTC, NSCC, the Funds' custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.
The Distributor shall notify a prospective creator of a Creation Unit and/or the
Authorized  Participant  acting  on behalf of such  prospective  creator  of its rejection  of the order of such person.  The Trust,  the Funds'  custodian,  any
sub-custodian  and  the  Distributor  are  under  no  duty,   however,  to  give
notification of any defects or  irregularities  in the delivery of Fund Deposits nor  shall any of them  incur any  liability  for the  failure  to give any such notification.  All  questions as to the number of shares of each security in the
Deposit  Securities  and the validity,  form,  eligibility,  and  acceptance for deposit of any securities to be delivered shall be determined by the Trust,  and the Trust's determination shall be final and binding.

Creation  Transaction  Fee.  Investors  will be required to pay a fixed creation transaction  fee,  described  below,  regardless of the number of creations made each day. An  additional  charge of up to four times the fixed  transaction  fee
(expressed  as a  percentage  of the  value of the  Deposit  Securities)  may be imposed for (i) creations  effected outside the Clearing Process;  and (ii) cash
creations  (to  offset  the  Trust's   brokerage  and  other  transaction  costs
associated  with using  cash to  purchase  the  requisite  Deposit  Securities).
Investors  are  responsible  for  the  costs  of  transferring   the  securities
constituting the Deposit Securities to the account of the Trust. The table below provides  the  Standard  Creation/Redemption  Transaction  Fee and  the  Maximum
Creation/Redemption Transaction Fee for each Fund:

Fund                                                          Standard                 Maximum
                                                        Creation/Redemption      Creation/Redemption
                                                           Transaction Fee          Transaction Fee

RevenueShares ADR Fund                                         $2,500                   $10,000
RevenueShares Navellier Overall A-100 Fund                     $2,500                   $10,000

Redemption  of Fund Shares in Creation  Units  Aggregations.  Fund Shares may be
redeemed only in Creation Unit  Aggregations at their NAV next determined  after receipt of a  redemption  request in proper  form by a Fund  through  the Funds'
transfer  agent and only on a Business  Day.  A Fund will not  redeem  Shares in amounts less than Creation Unit Aggregations.  Beneficial owners must accumulate enough Shares in the secondary  market to constitute a Creation Unit Aggregation in order to have such Shares  redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit  assembly of a Creation Unit  Aggregation.  Investors  should expect to incur  brokerage  and other  costs in  connection  with  assembling  a sufficient  number of Fund  Shares to  constitute  a  redeemable  Creation  Unit
Aggregation.  Each Fund's custodian,  through the NSCC, makes available prior to the opening of business on the NYSE Arca (currently 9:30 a.m.,  Eastern Time) on each Business Day, the identity of the Fund  Securities  that will be applicable
(subject to possible amendment or correction) to redemption requests received in proper  form (as  described  below) on that day.  Fund  Securities  received  on redemption  may not be identical to Deposit  Securities  that are  applicable to creations of Creation Unit  Aggregations.  Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally  consist of Fund  Securities--as  announced on the Business Day of the request for redemption  received in proper form--plus or minus cash in an amount equal to the difference  between the NAV of the Fund Shares being  redeemed,  as next  determined  after a receipt of a request in proper form,  and the value of
the  Fund  Securities  (the  "Cash  Redemption   Amount"),   less  a  redemption
transaction  fee as listed below.  In the event that the Fund  Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming  shareholder.  The right of redemption  may be suspended or the date of payment  postponed  (i) for any period  during  which the NYSE is closed
(other than customary weekend and holiday closings);  (ii) for any period during which  trading  on the NYSE is  suspended  or  restricted;  (iii) for any period during which an emergency  exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv)
in such other circumstances as is permitted by the SEC.

Redemption  Transaction  Fee. A redemption  transaction fee is imposed to offset transfer  and  other  transaction  costs  that  may be  incurred  by a Fund.  An additional  variable  charge for cash  redemptions  (when cash  redemptions  are available or specified) of up to four times the standard redemption  transaction fee  may  be  imposed  for a  Fund.  Investors  will  also  bear  the  costs  of transferring  the Fund  Securities  from the Trust to their  account or on their order.  Investors who use the services of a broker or other such intermediary in addition to an Authorized  Participant to effect a redemption of a Creation Unit
Aggregation  may be  charged  an  additional  fee of up to four  times the fixed transaction fee for such services.  The redemption  transaction  fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation
Unit  Aggregations  through the Clearing  Process  must be  delivered  through a
Participating  Party that has executed the  Participant  Agreement.  An order to redeem Creation Unit Aggregations  using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Funds'
transfer agent not later than 4:00 p.m. Eastern Time on such  Transmittal  Date, and  (ii) all  other  procedures  set  forth in the  Participant  Agreement  are properly followed;  such order will be effected based on the NAV of the relevant
Fund as next determined. An order to redeem Creation Unit Aggregations using the
Clearing  Process  made in proper form but received by the Trust after 4:00 p.m.
Eastern  Time will be  deemed  received  on the next  Business  Day  immediately following the  Transmittal  Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption
Amount will be transferred by the third Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption  Orders Outside the Clearing  Process.  Orders to redeem
Creation  Unit  Aggregations  outside the  Clearing  Process  must be  delivered through a DTC  Participant  that has executed the Participant  Agreement.  A DTC
Participant  who  wishes  to place an order  for  redemption  of  Creation  Unit
Aggregations to be effected outside the Clearing Process must state that the DTC
Participant  is not using the Clearing  Process and that  redemption of Creation
Unit  Aggregations  will  instead be  effected  through  transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations  outside the
Clearing  Process is deemed received by the Trust on the Transmittal Date if (i)
such order is  received by the Funds'  transfer  agent not later than 4:00 p.m.,
Eastern  Time on such  Transmittal  Date;  (ii)  such  order is  accompanied  or followed by the requisite  number of Shares of the Fund,  which delivery must be made through DTC to the Funds'  custodian no later than 11:00 a.m.  Eastern Time
(for the Fund  Shares),  on the next  Business Day  immediately  following  such
Transmittal  Date (the "DTC  Cut-Off-Time")  and 2:00 p.m.  Eastern Time for any
Cash Component, if any, owed to a Fund; and (iii) all other procedures set forth in the Participant  Agreement are properly followed.  After the Trust has deemed an order for redemption  outside the Clearing Process  received,  the Trust will initiate  procedures to transfer the requisite Fund Securities that are expected to be delivered  within three Business Days and the Cash Redemption  Amount,  if any, owed to the redeeming  Beneficial  Owner to the  Authorized  Participant on
behalf of the redeeming Beneficial Owner by the third Business Day following the
Transmittal Date on which such redemption order is deemed received by the Trust.
The  calculation  of the value of the Fund  Securities  and the Cash  Redemption
Amount  to be  delivered/received  upon  redemption  will be made by the  Funds'
custodian  according to the  procedures set forth under  "Determination  of NAV"
computed on the Business Day on which a redemption  order is deemed  received by the Trust.  Therefore,  if a redemption order in proper form is submitted to the
Funds'  transfer agent by a DTC  Participant  not later than Closing Time on the
Transmittal  Date, and the requisite  number of Shares of the Fund are delivered to the Funds'  custodian  prior to the DTC  Cut-Off-Time,  then the value of the
Fund Securities and the Cash Redemption Amount to be delivered/received  will be determined by the Funds' custodian on such Transmittal Date. If, however, either
(i) the requisite number of Shares of the relevant Fund are not delivered by the
DTC  Cut-Off-Time,  as  described  above,  or (ii) the  redemption  order is not submitted in proper form, then the redemption  order will not be deemed received as of the  Transmittal  Date. In such case, the value of the Fund Securities and the Cash  Redemption  Amount to be  delivered/received  will be  computed on the
Business Day following the Transmittal Date provided that the Fund Shares of the relevant  Fund are delivered  through DTC to the Funds'  custodian by 11:00 a.m.
Eastern  Time the  following  Business  Day  pursuant  to a  properly  submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its  discretion  exercise its option to redeem such Fund Shares in cash,  and the  redeeming  Beneficial  Owner will be  required  to receive  its  redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole  discretion,  permit.  In either case, the investor will receive a cash  payment  equal to the NAV of its Fund Shares based on the NAV of
Shares of the relevant  Fund next  determined  after the  redemption  request is received in proper  form  (minus a  redemption  transaction  fee and  additional charge for requested  cash  redemptions  specified  above,  to offset the Fund's brokerage and other  transaction  costs  associated with the disposition of Fund
Securities).  A Fund  may  also,  in its  sole  discretion,  upon  request  of a shareholder,  provide such redeemer a portfolio of securities  that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added  to the  Cash  Component,  but in no event  will  the  total  value of the securities  delivered and the cash transmitted differ from the NAV.  Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state  securities  laws and the Fund  (whether  or not it  otherwise
permits  cash   redemptions)   reserves  the  right  to  redeem   Creation  Unit
Aggregations  for cash to the extent that the Trust could not  lawfully  deliver specific  Fund  Securities  upon  redemptions  or could not do so without  first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a  Creation  Unit  Aggregation  may be paid an  equivalent  amount of cash.  The
Authorized  Participant may request the redeeming  Beneficial  Owner of the Fund
Shares to complete  an order form or to enter into  agreements  with  respect to such matters as  compensating  cash payment,  beneficial  ownership of Shares or delivery instructions.

The table below  describes in further detail the placement of redemption  orders outside the clearing process.

                              Transmittal Date (T)  Next Business Day       Second Business     Third Business Day
                                                    (T+1)                   Day (T+2)           (T+3)

Creation through NSCC
Standard Orders               4:00 p.m. (ET)        No action.              No action.          Creation Unit
                                                                                                Aggregations will be
                              Order must be                                                     delivered.
                              received by the
                              Fund's transfer
                              agent.

Custom Orders                 3:00 p.m. (ET)        No action.              No action.          Creation Unit
                                                                                                Aggregations will be
                              Order must be                                                     delivered.
                              received by the
                              Fund's transfer
                              agent.

                              Orders received
                              after 3:00 p.m.
                              (ET) will be
                              treated as standard
                              orders.

Creation Outside NSCC
Standard Orders               4:00 p.m. (ET)        11:00 a.m. (ET)         No action.          Creation Unit
                                                                                                Aggregations will be
                              Order in proper       Deposit Securities                          delivered.
                              form must be          must be received by
                              received by the       the Fund's account
                              Fund's transfer       through DTC.
                              agent.
                                                    2:00 p.m. (ET)

                                                    Cash Component must
                                                    be received by the
                                                    Fund's custodian.

Standard Orders created in    4:00 p.m. (ET)        11:00 a.m. (ET)         No action.          1:00 p.m. (ET)
advance of receipt by the
Trust of all or a portion     Order in proper       Available Deposit                           Missing Deposit
of the Deposit Securities     form must be          Securities.                                 Securities are due
                              received by the                                                   to the Trust or the
                              Fund's transfer       Cash in an amount                           Trust may use cash
                              agent.                equal to the sum of                         on deposit to
                                                    (i) the Cash                                purchase missing
                                                    Component, plus (ii)                        Deposit Securities.
                                                    105% of the market
                                                    value of the                                Creation Unit
                                                    undelivered Deposit                         Aggregations will be
                                                    Securities.                                 delivered.

Custom Orders                 3:00 p.m. (ET)        11:00 a.m. (ET)         No action.          Creation Unit
                                                                                                Aggregations will be
                              Order in proper       Deposit Securities                          delivered.
                              form must be          must be received by
                              received by the       the Fund's account
                              Fund's transfer       through DTC.
                              agent.
                                                    2:00 p.m. (ET)
                              Orders received
                              after 3:00 p.m.       Cash Component must
                              (ET) will be          be received by the
                              treated as standard   Orders Custodian.
                              orders.

Redemption Through NSCC
Standard Orders
                              4:00 p.m. (ET)        No action.              No action.          Fund Securities and
                                                                                                Cash Redemption
                              Order must be                                                     Amount will be
                              received by the                                                   transferred.
                              Fund's transfer
                              agent.

                              Orders received
                              after 4:00 p.m.
                              (ET) will be deemed
                              received on the
                              next business day
                              (T+1).

Custom Orders                 3:00 p.m. (ET)        No action.              No action.          Fund Securities and
                                                                                                Cash Redemption
                              Order must be                                                     Amount will be
                              received by the                                                   transferred.
                              Fund's transfer
                              agent.

                              Orders received
                              after 3:00 p.m.
                              (ET) will be
                              treated as standard
                              orders.

Redemption Outside of NSCC
Standard Orders
                              4:00 p.m. (ET)        11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                Cash Redemption
                              Order must be         Fund Shares must be                         Amount is delivered
                              received by the       delivered through DTC                       to the redeeming
                              Fund's transfer       to the Custodian.                           beneficial owner.
                              agent.
                                                    2:00 p.m. (ET)
                              Orders received
                              after 4:00 p.m.       Cash Component, if
                              (ET) will be deemed   any, is due.
                              received on the
                              next business day     *If the order is not
                              (T+1).                in proper form or the
                                                    Fund Shares are not
                                                    delivered, then the
                                                    order will not be
                                                    deemed received as of
                                                    T.

Custom Orders                 3:00 p.m. (ET)        11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                Cash Redemption
                              Order must be         Fund Shares must be                         Amount is delivered
                              received by the       delivered through DTC                       to the redeeming
                              Fund's transfer       to the Fund's                               beneficial owner.
                              agent.                custodian.

                              Orders received       2:00 p.m. (ET)
                              after 3:00 p.m.
                              (ET) will be          Cash Component, if
                              treated as standard   any, is due.
                              orders.
                                                    *If the order is not
                                                    in proper form or the
                                                    Fund Shares are not
                                                    delivered, then the
                                                    order will not be
                                                    deemed received as of
                                                    T.

                                      TAXES

Taxation of the Funds

Each Fund a Separate Corporation. Each Fund is treated as a separate corporation for  federal  income tax  purposes.  Losses in one Fund do not  offset  gains in
another  Fund  and  the   requirements   (other  than   certain   organizational
requirements)  for  qualifying  for  regulated   investment  company  status  as
described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated  Investment  Company.  Each Fund  intends to elect to be treated as a regulated  investment company under Subchapter M of the
Internal  Revenue Code and intends to so qualify during the current fiscal year.
As a regulated  investment  company, a Fund generally pays no federal income tax on the income and gains it  distributes  to you. The Board of Trustees  reserves the right not to maintain the qualification of a Fund as a regulated  investment company  if  it  determines  such  a  course  of  action  to  be  beneficial  to shareholders.  If a Fund fails to qualify as a regulated investment company, the
Fund would be subject to federal,  and possibly  state,  corporate  taxes on its taxable  income and gains,  and  distributions  to you will be taxed as dividend income to the extent of such Fund's earnings and profits.

In order to qualify as a regulated  investment  company  for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i)  A Fund must maintain a diversified portfolio of securities, wherein no security,  including  the  securities of a qualified  publicly  traded partnership (other than U.S.  government  securities and securities of other  regulated  investment  companies)  can exceed 25% of the Fund's total assets,  and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment  companies) can exceed 5%
          of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments with respect to securities  loans,  gains from the sale or disposition  of stock,  securities or foreign  currencies,  or other income derived with respect to its business of investing in such stock,  securities,  or  currencies,  and net income  derived  from an interest in a qualified publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company taxable income and net tax-exempt  income for each of its fiscal years.

Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the Code requires a Fund to  distribute to you by December 31 of each year, at a minimum, the  following  amounts:  98% of its taxable  ordinary  income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any  undistributed  amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January,  in which case you must treat them as received in December)
but can  give no  assurances  that  its  distributions  will  be  sufficient  to eliminate all taxes.

Investment  in Complex  Securities.  The Funds may invest in complex  securities
(e.g.,  futures,  options,  etc.) that could be subject to numerous  special and complex tax rules. These rules could affect whether gain or loss recognized by a
Fund is treated as ordinary or capital,  accelerate the recognition of income to a Fund  (possibly  causing  the Fund to sell  securities  to raise  the cash for necessary  distributions)  and defer a Fund's  ability to  recognize a loss.  In turn,  these rules could affect the amount,  timing,  or character of the income distributed to you by a Fund. For example:

Investment in Futures and Option Contracts. If a Fund invests in certain options and futures  contracts,  it could be required to mark-to-market  these contracts and realize any  unrealized  gains and losses at its fiscal year end even though it continues to hold the  contracts.  Under these rules,  gains or losses on the contracts  generally would be treated as 60% long-term and 40% short-term  gains or losses,  but gains or losses on certain foreign  currency  contracts would be treated as ordinary  income or losses.  In determining its net income for excise tax purposes,  a Fund also would be required to  mark-to-market  these contracts annually  as of October 31 (for  capital  gain net  income and  ordinary  income arising from certain foreign currency contracts),  and to realize and distribute any resulting income and gains.

Tax  straddles.  A Fund's  investment  in options and futures  contracts  (or in substantially  similar or related  property) in connection  with certain hedging transactions  could cause it to hold  offsetting  positions in securities.  If a
Fund's risk of loss with  respect to specific  securities  in its  portfolio  is substantially  diminished by the fact that it holds other  securities,  the Fund could be deemed to have  entered into a tax  "straddle"  or to hold a "successor position"  that would  require any loss  realized  by it to be deferred  for tax purposes.

Securities  Lending  Transactions.   A  Fund's  entry  into  securities  lending
transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified  dividend  income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend  income,  and, to the extent  that debt  securities  are  loaned,  will generally not qualify as qualified  interest income for foreign  withholding tax purposes.

Taxation of Shareholders

Distributions of Net Investment  Income.  Each Fund receives income generally in the form of dividends and interest on its  investments in portfolio  securities.
This income, less expenses incurred in the operation of a Fund,  constitutes its net investment income from which income dividends may be paid to you. If you are a taxable  investor,  any  distributions  by a Fund from such income (other than qualified  dividends)  will be  taxable  to you at  ordinary  income  tax rates, whether  you  take  them in  cash  or in  additional  Shares.  Distributions  of qualified dividend income may be taxable to you at reduced rates.

Distributions  of Capital  Gains.  Each Fund may derive capital gain and loss in connection  with sales of  securities  in  anticipation  of their removal from a
Fund's  corresponding index or by reason of the application of certain tax rules such as those  described  above under the  heading,  "Investment  in Futures and
Option  Contracts."  Distributions  derived  from the  excess of net  short-term capital gain over net long-term  capital loss will be taxable to you as ordinary income.  Distributions  paid from the excess of net long-term  capital gain over net  short-term  capital loss will be taxable to you as long-term  capital gain, regardless of how long you have held your Shares in a Fund.  Any net  short-term or  long-term  capital  gain  realized  by a  Fund  (net  of  any  capital  loss carryovers)  generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital.  If a Fund's  distributions  exceed its  taxable  income and capital  gains  realized  during  a  taxable  year,  all  or a  portion  of  the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable,  but will reduce each  shareholder's cost basis in a Fund and result in a higher  reported  capital  gain or lower  reported  capital loss when those
Shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Information  on the Amount and Tax  Character of  Distributions.  The Funds will inform you of the amount and  character of your  distributions  at the time they are  paid,  and will  advise  you of the tax  status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have  not held  Fund  Shares  for a full  year,  a Fund  may  designate  and distribute to you, as ordinary income, qualified dividends or capital gains, and in  the  case  of  non-U.S.  shareholders,  a Fund  may  further  designate  and distribute as interest-related  dividends and short-term capital gain dividends, a percentage  of income that may not be equal to the actual  amount of this type of income  earned  during the  period of your  investment  in the Fund.  Taxable distributions  declared by a Fund in December to  shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of each
Fund has the right to reject an order to purchase  Shares if the  purchaser  (or group of purchasers acting in concert with each other) would, upon obtaining the
Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant  to section 351 of the  Internal  Revenue  Code,  the Fund would have a basis  in the  Deposit  Securities  different  from  the  market  value  of such securities  on the date of  deposit.  The Trust  also has the  right to  require information  necessary to determine  beneficial  Share ownership for purposes of the 80% determination.

Sales, Exchanges and Redemption of Fund Shares. The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable  disposition of Shares will be treated as long-term  capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the  taxable  disposition  of Shares  will be treated  as  short-term capital gain or loss. A loss  realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially  identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one
(61) day period  beginning  thirty (30) days before and ending  thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the
Shares  acquired must be adjusted to reflect the disallowed  loss. Any loss upon the sale or  exchange  of Shares  held for six (6)  months or less is treated as long-term  capital loss to the extent of any capital gain dividends  distributed to you by the Fund on those Shares.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal  income taxes if earned directly by you.
States also grant tax-free  status to dividends paid to you from interest earned on direct obligations of the U.S. government,  subject in some states to minimum investment  or  reporting  requirements  that  must be met by a Fund.  Income on investments  by  a  Fund  in  certain  other  obligations,  such  as  repurchase agreements  collateralized by U.S. government obligations,  commercial paper and
federal   agency-backed   obligations   (e.g.,   Government   National  Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Qualified  Dividend  Income for  Individuals.  For  individual  shareholders,  a portion of the dividends paid by a Fund may be designated as qualified  dividend income  eligible for taxation by  individuals  at long-term  capital gain rates.
This reduced rate  generally is available  for  dividends  paid by a Fund out of dividends earned on a Fund's  investment in stocks of domestic  corporations and qualified foreign corporations.

Both a Fund and the investor must meet certain  holding period  requirements  to qualify Fund dividends for this  treatment.  Specifically,  a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  Shares,  include the day you sold your Shares but not the day you acquired these Shares.

While the income  received in the form of a  qualified  dividend is taxed at the same rates as long-term  capital gains,  such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example,  you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal  year,  a Fund will  designate  the portion of its ordinary dividend income that meets the definition of qualified  dividend income taxable at reduced  rates.  If 95% or more of a Fund's income is from  qualified
sources,   it  will  be  allowed  to  designate  100%  of  its  ordinary  income distributions as qualified dividend income.

Dividends-Received  Deduction for Corporations.  For corporate  shareholders,  a portion  of  the  dividends  paid  by a  Fund  may  qualify  for  the  corporate dividends-received  deduction.  The portion of dividends  paid by a Fund that so qualifies  will  be  designated  each  year in a  notice  mailed  to the  Fund's shareholders,  and cannot  exceed the gross amount of dividends  received by the
Fund from  domestic  (U.S.)  corporations  that  would  have  qualified  for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation.

The  availability  of the  dividends-received  deduction  is  subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  Shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your Shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

Backup  Withholding.  By law, a Fund must  withhold  a portion  of your  taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any dividends or proceeds paid. The special
U.S.  tax  certification  requirements  applicable  to  non-U.S.  investors  are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors

In General.  Non-U.S.  investors may be subject to U.S.  withholding  and estate tax, and are subject to special U.S. tax  certification  requirements.  Non-U.S.
investors should consult their tax advisors about the  applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

Income Dividends. The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund,  subject to certain  exemptions  for dividends  designated as capital
gain  dividends,   short-term  capital  gain  dividends,   and  interest-related
dividends as described below. However, notwithstanding such exemptions from U.S.
withholding at the source, any dividends and distributions of income and capital gains, including any proceeds from the sale of your Fund Shares, will be subject to backup  withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends & Short-Term Capital Gain Dividends. Dividends designated by the Fund as either (i) capital gain dividends from long-term capital gains or
(ii) short-term  capital gain dividends (other than long- or short-term  capital gains realized on  disposition of U.S. real property  interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United  States for a period or periods  aggregating  183 days or more during the taxable year.

Interest-Related Dividends. Interest-related dividends designated by a Fund from qualified  net  interest  income are not subject to U.S.  withholding  tax.  The
Fund's qualified net interest income equals the Fund's qualified interest income less allocable expenses.  "Qualified interest income" includes, in general, U.S.
source (1) bank  deposit  interest,  (2)  short-term  original  discount and (3)
interest  (including  original issue discount,  market discount,  or acquisition discount) on an obligation which is in registered  form,  unless it is earned on an obligation  issued by a  corporation  or  partnership  in which the Fund is a
10-percent  shareholder or is contingent interest,  and (4) any interest-related dividend from another  regulated  investment  company.  On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend  may be more or less  than the  amount  that is so  qualified.  This is because the  designation  is based on an estimate  of the Fund's  qualified  net interest  income for its entire fiscal year,  which can only be determined  with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount  of U.S.  tax  from a  dividend  payment.  In  this  case,  the  non-U.S.
investor's  only  recourse  may  be to  either  forgo  recovery  of  the  excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further  Limitations  on  Tax  Reporting  for  Interest-Related   Dividends  and
Short-Term  Capital Gain Dividends for Non-U.S.  Investors;  Sunset Rule. It may
not be practical in every case for the Fund to designate,  and the Fund reserves the right in these cases to not designate,  small amounts of interest-related or short-term  capital gain  dividends.  Additionally,  the Fund's  designation  of interest-related  or short-term capital gain dividends may not be passed through
to   shareholders   by   intermediaries   who   have   assumed   tax   reporting
responsibilities  for this income in managed or omnibus  accounts due to systems limitations  or operational  constraints.  The exemption  from  withholding  for short-term capital gain dividends and interest-related dividends designated by a
Fund is effective for  dividends  paid with respect to taxable years of the Fund beginning  after  December  31,  2004 and before  January 1, 2008,  unless  such exemption is extended or made permanent.

Other Dividends.  Income  dividends paid by a Fund to non-U.S.  investors on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S. withholding tax.

Effectively  Connected Income. If you hold your Fund Shares in connection with a
U.S.  trade or business,  your income and gains will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property.  Capital gains  distributions  attributable to gains from U.S. real property interests (including gains from the disposition of certain U.S. real property holding  corporations which may include certain REITs and certain  REIT capital gain  dividends)  will  generally be subject to United
States  withholding  tax and may give rise to an  obligation  on the part of the
non-U.S. shareholder to file a United States income tax return.

U.S.  estate  tax.  An  individual  who,  at the time of  death,  is a  Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to Shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000 statutory estate tax credit.  Transfers by gift of Shares of a Fund by a
non-U.S.  shareholder who is a nonresident  alien individual will not be subject to U.S.  federal  gift  tax.  The tax  consequences  to a  non-U.S.  shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers  with  respect  to  the  particular  tax  consequences  to  them  of an investment in a Fund, including the applicability of foreign tax.

U.S tax certification rules.  Special U.S. tax certification  requirements apply to non-U.S.  shareholders  both to avoid U.S. back up  withholding  imposed at a rate of 28% and to obtain the benefits of any treaty  between the United  States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

This  discussion  of "TAXES" is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories  of  investors,  some of which may be subject to special  rules.  You should  consult your own tax advisor  regarding  your  particular  circumstances before making an investment in a Fund.

                        DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

The NAV per  Share of each Fund is  computed  by  dividing  the value of the net assets of the Fund (i.e., the value of its total assets less total  liabilities)
by the total  number of Shares of the Fund  outstanding,  rounded to the nearest cent.  Expenses and fees  including,  without  limitation,  the  management  and administration  fees,  are accrued  daily and taken into account for purposes of determining  NAV. The NAV per Share is  calculated  by the Funds'  custodian and determined  as of  the  close  of  the  regular  trading  session  on  the  NYSE
(ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

In  computing  each  Fund's  NAV,  the Fund's  securities  holdings  traded on a national  securities  exchange are valued based on their last sale price.  Price information  on listed  securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over-the-counter  market are valued at the latest quoted sale price in such market or, in the case of the
NASDAQ,  at the NASDAQ official  closing price.  Other portfolio  securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures  adopted by the Board.

                           DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

General Policies. Dividends from net investment income, if any, are declared and paid  quarterly.  Distributions  of  net  realized  securities  gains,  if  any,
generally  are  declared  and  paid  once  a  year,   but  the  Trust  may  make
distributions  on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or  advisable  to  preserve  the status of each Fund as a  regulated  investment company under the Tax Code, or to avoid  imposition of income or excise taxes on undistributed income.

Dividends and other  distributions on Fund Shares are distributed,  as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners
with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust.
Broker-dealers  may make  available  the DTC  book-entry  Dividend  Reinvestment
Service  for use by  Beneficial  Owners  of the Fund for  reinvestment  of their dividend  distributions.  Beneficial  Owners  should  contact  their  broker  to determine  the  availability  and  costs  of the  service  and  the  details  of participation  therein.  Brokers  may  require  Beneficial  Owners  to adhere to specific procedures and timetables.

                              FINANCIAL STATEMENTS

As of the date of this  Registration  Statement,  the Series  had not  commenced operations, therefore no financial statements are provided. Financial statements for the Series will be sent to shareholders when available.

                                   APPENDIX A

                  SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Trust has delegated to Mellon Capital the authority and  responsibility  for voting  proxies on the portfolio  securities  held by each Fund.  Mellon Capital understands  that proxy voting is an integral  aspect of investment  management.
Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

Mellon Capital through its  participation on BNY Mellon's Proxy Policy Committee
("PPC"),  has adopted a Proxy  Voting  Policy,  related  procedures,  and voting guidelines  which are applied to those  client  accounts  over which it has been delegated the authority to vote proxies. In voting proxies, Mellon Capital seeks to act solely in the best  financial  and  economic  interest of the  applicable client.  Mellon  Capital  will  carefully  review  proposals  that  would  limit shareholder  control  or could  affect the value of a  client's  investment.  It generally  will oppose  proposals  designed  to insulate an issuer's  management unnecessarily  from the wishes of a majority of shareholders.  It will generally support proposals designed to provide management with short-term insulation from outside  influences so as to enable them to bargain  effectively  with potential
suitors  and  otherwise   achieve   long-term  goals.  On  questions  of  social
responsibility where economic performance does not appear to be an issue, Mellon
Capital will attempt to ensure that management reasonably responds to the social issues.  Responsiveness will be measured by management's  efforts to address the proposal  including,  where  appropriate,  assessment of the implications of the proposal to the ongoing  operations of the company.  The PPC will pay particular attention to repeat issues where  management has failed in its commitment in the intervening period to take actions on issues.

Mellon Capital  recognizes its duty to vote proxies in the best interests of its clients.  Adviser  seeks to avoid  material  conflicts  of interest  through its participation in the PPC, which applies  detailed,  pre-determined  proxy voting guidelines  (the "Voting  Guidelines")  in an objective  and  consistent  manner
across   client   accounts,   based  on  internal  and  external   research  and
recommendations  provided by a third party vendor, and without  consideration of any client  relationship  factors.  Further,  Mellon  Capital and its affiliates engage a third  party as an  independent  fiduciary  to vote all proxies for BNY
Mellon securities and affiliated mutual fund securities.

All proxy voting  proposals  are  reviewed,  categorized,  analyzed and voted in
accordance   with  the  Voting   Guidelines.   These   guidelines  are  reviewed
periodically  and updated as  necessary to reflect new issues and any changes in our policies on specific issues.  Items that can be categorized under the Voting
Guidelines  will be  voted  in  accordance  with any  applicable  guidelines  or referred to the PPC, if the  applicable  guidelines so require.  Proposals  that cannot be categorized  under the Voting  Guidelines  will be referred to the PPC for discussion and vote. Additionally,  the PPC may review any proposal where it has  identified a particular  company,  industry or issue for special  scrutiny.
With regard to voting proxies of foreign  companies,  Adviser weighs the cost of voting,  and potential  inability to sell the securities (which may occur during the voting  process)  against  the  benefit of voting the  proxies to  determine whether or not to vote.

In evaluating  proposals  regarding  incentive plans and restricted stock plans, the PPC typically  employs a shareholder  value transfer model. This model seeks to assess  the  amount of  shareholder  equity  flowing  out of the  company  to executives as options are exercised. After determining the cost of the plan, the
PPC  evaluates  whether  the cost is  reasonable  based on a number of  factors, including industry  classification and historical performance  information.  The
PPC generally  votes against  proposals that permit the repricing or replacement of stock options  without  shareholder  approval or that are silent on repricing and the company has a history of  repricing  stock  options in a manner that the
PPC believes is detrimental to shareholders.

Mellon  Capital  will  furnish a copy of its Proxy  Voting  Policy,  any related procedures, and its Voting Guidelines to each advisory client upon request. Upon request,  Adviser  will also  disclose  to an advisory  client the proxy  voting history for its account after the shareholder meeting has concluded.  A complete copy of the Proxy Policy may be obtained by writing to: Judy Manion at 500 Grant
Street, Suite 2600, Pittsburgh, PA 15258.

  PART C

                                OTHER INFORMATION

Item 23. Exhibits. The following exhibits are attached, except as noted:

     (a)  Articles of Incorporation.

          (1)  Second  Amended and Restated  Agreement and  Declaration of Trust
               (October  12,  2007) is  incorporated  herein by reference to the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

          (2)  Certificate of Trust (December 11, 2006) is  incorporated  herein by reference to the Registrant's Initial  Registration  Statement
               on Form  N-1A as filed  with the SEC via  EDGAR on  December  20,
               2006.

          (3)  Certificate   of  Amendment  to  the   Certificate  of  Trust  is
               incorporated herein by reference to the Registrant's Registration
               Statement  on Form  N-1A as  filed  with  the  SEC via  EDGAR  on
               February 13, 2008.

     (b)  By-Laws.

          (1)  Amended and Restated  By-Laws (October 12, 2007) are incorporated herein by reference to the Registrant's Registration Statement on
               Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

     (c)  Instruments Defining Rights of Security Holders.

          (1)  Second Amended and Restated  Agreement and  Declaration of Trust.
               Articles III and V of the Second  Amended and Restated  Agreement
               and  Declaration  of Trust  (October  12,  2007) is  incorporated herein by reference to the Registrant's Registration Statement on
               Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

          (2)  Amended  and  Restated  By-Laws.  Article II of the  Amended  and
               Restated  By-Laws  (October 12, 2007) is  incorporated  herein by reference to the Registrant's Registration Statement on Form N-1A
               as filed with the SEC via EDGAR on February 13, 2008.

     (d)  Investment Advisory Contracts.

          (1)  Investment  Advisory  Agreement  between the  Registrant  and VTL
               Associates,  LLC  is  incorporated  herein  by  reference  to the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

               (i)  Amendment to Investment Advisory Agreement (August 15, 2008)
                    is  incorporated  herein by  reference  to the  Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on August 19, 2008.

          (2)  Expense Limitation Letter Agreement regarding RevenueShares Large
               Cap Fund,  RevenueShares Mid Cap Fund and RevenueShares Small Cap
               Fund is  incorporated  herein by  reference  to the  Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on February 13, 2008.

          (3)  Expense  Limitation  Letter  Agreement  regarding  new  series is incorporated herein by reference to the Registrant's Registration
               Statement  on Form N-1A as filed with the SEC via EDGAR on August
               19, 2008.

          (4)  Sub-Advisory  Agreement  between VTL  Associates,  LLC and Mellon
               Capital   Management   Corporation  is  incorporated   herein  by
               reference to the Registrant's Registration Statement on Form N-1A
               as filed with the SEC via EDGAR on August 19, 2008.

               (i)  Amendment  to  Sub-Advisory  Agreement  (August 15, 2008) is
                    incorporated   herein  by  reference  to  the   Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on August 19, 2008.

     (e)  Underwriting Contracts.

          (1)  Distribution  Agreement  between  Registrant  and  Foreside  Fund
               Services,   LLC  is  incorporated  herein  by  reference  to  the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

               (i)  Amendment  to  Distribution  Agreement  (June  20,  2008) is
                    incorporated   herein  by  reference  to  the   Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on August 19, 2008.

          (2)  Form of Authorized  Participant  Agreement is incorporated herein by reference to the Registrant's  Registration  Statement on Form
               N-1A as filed with the SEC via EDGAR on February 13, 2008.

     (f)  Bonus or Profit Sharing Contracts.

          Not applicable.

     (g)  Custodian Agreements.

          (1)  Custody Agreement between the Registrant and The Bank of New York
               is   incorporated   herein  by  reference  to  the   Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on August 19, 2008.

     (h)  Other Material Contracts.

          (1)  Transfer Agency and Service  Agreement between the Registrant and
               The Bank of New York is  incorporated  herein by reference to the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

          (2)  Fund   Administration   and  Accounting   Agreement  between  the
               Registrant  and The Bank of New York is  incorporated  herein  by reference to the Registrant's Registration Statement on Form N-1A
               as filed with the SEC via EDGAR on August 19, 2008.

          (3)  Form of Securities  Lending  Agreement  and Guaranty  between the
               Registrant  and The Bank of New York is  incorporated  herein  by reference to the Registrant's Registration Statement on Form N-1A
               as filed with the SEC via EDGAR on February 13, 2008.

          (4)  Form of Compliance  Services Agreement between the Registrant and
               Foreside  Compliance  Services,  LLC is  incorporated  herein  by reference to the Registrant's Registration Statement on Form N-1A
               as filed with the SEC via EDGAR on February 13, 2008.

          (5)  Form of PFO/Treasurer  Services  Agreement between the Registrant and Foreside Management  Services,  LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A
               as filed with the SEC via EDGAR on February 13, 2008.

     (i)  Legal Opinion.

          (1)  Legal Opinion of Stradley Ronon Stevens & Young, LLP, counsel to  the  Registrant,  regarding  RevenueShares  Large  Cap  Fund,
               RevenueShares  Mid Cap Fund and  RevenueShares  Small Cap Fund is
               incorporated herein by reference to the Registrant's Registration
               Statement  on Form  N-1A as  filed  with  the  SEC via  EDGAR  on
               February 13, 2008.

          (2)  Legal  Opinion  of  Stradley  Ronon  Stevens  &   Young,  LLP
               regarding   RevenueShares  Consumer  Discretionary  Sector  Fund,
               RevenueShares Consumer Staples Sector Fund,  RevenueShares Energy
               Sector Fund,  RevenueShares Financials Sector Fund, RevenueShares
               Health Care Sector Fund,  RevenueShares  Industrials Sector Fund,
               RevenueShares  Information Technology Sector Fund,  RevenueShares
               Materials Sector Fund and RevenueShares  Utilities Sector Fund is
               incorporated herein by reference to the Registrant's Registration
               Statement  on Form N-1A as filed with the SEC via EDGAR on August
               19, 2008.

          (3)  Legal  Opinion  of  Stradley  Ronon  Stevens  &   Young,  LLP
               regarding  RevenueShares  ADR  Fund and  RevenueShares  Navellier
               Overall A-100 Fund is attached herewith as Exhibit EX-99.i.3.

     (j)  Other Opinions.

          (1)  Consent of Independent  Registered Public Accounting Firm for the
               Registrant   is   incorporated   herein  by   reference   to  the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

     (k)  Omitted Financial Statements.

          Not applicable.

     (l)  Initial Capital Agreements.

          Not applicable.

     (m)  Rule 12b-1 Plan.

          (1)  Registrant's   Distribution   and   Service   Plan   relating  to
               RevenueShares   Large  Cap,  Mid  Cap  and  Small  Cap  Funds  is
               incorporated herein by reference to the Registrant's Registration
               Statement  on Form  N-1A as  filed  with  the  SEC via  EDGAR  on
               February 13, 2008.

               (i)  Amended and Restated  Schedule I is  incorporated  herein by reference to the Registrant's Registration Statement on Form
                    N-1A as filed with the SEC via EDGAR on August 19, 2008.

     (n)  Rule 18f-3 Plan.

          Not applicable.

     (o)  Reserved.

     (p)  Codes of Ethics.

          (1)  Code  of  Ethics  for  Registrant  and  VTL  Associates,  LLC  is
               incorporated herein by reference to the Registrant's Registration
               Statement  on Form  N-1A as  filed  with  the  SEC via  EDGAR  on
               February 13, 2008.

          (2)  Code of Ethics  for  Mellon  Capital  Management  Corporation  is
               incorporated herein by reference to the Registrant's Registration
               Statement on Form N-1A as filed with the SEC via EDGAR on June 4,
               2008.

          (3)  Code of Ethics for Foreside Fund  Services,  LLC is  incorporated herein by reference to the Registrant's Registration Statement on
               Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

     (q)  Other.

          (1)  Powers of Attorney (December 14, 2007) are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A
               as filed with the SEC via EDGAR on February 13, 2008.

Item 24. Persons Controlled by or Under Common Control with Registrant.

          None.

Item 25. Indemnification.

          Article  VII  of  the  Second  Amended  and  Restated   Agreement  and
          Declaration of Trust  (October 12, 2007),  as  incorporated  herein by reference to the Registrant's  Registration  Statement on Form N-1A as
          filed with the SEC via EDGAR on February 13, 2008.

          Under the terms of the Delaware  Statutory  Trust Act ("DSTA") and the
          Registrant's  Second Amended and Restated Agreement and Declaration of
          Trust   ("Declaration  of  Trust"),  no  officer  or  trustee  of  the
          Registrant   shall  have  any   liability  to  the   Registrant,   its
          shareholders,  or any other  party for  damages,  except to the extent such  limitation  of  liability  is  precluded  by Delaware  law,  the
          Declaration of Trust or the By-Laws of the Registrant.

          Subject to the standards and restrictions set forth in the Declaration of Trust,  DSTA,  Section 3817, permits a statutory trust to indemnify and hold harmless any trustee,  beneficial  owner or other person from and against any and all claims and demands  whatsoever.  DSTA, Section
          3803 protects trustees,  officers,  managers and other employees, when acting in such  capacity,  from liability to any person other than the
          Registrant or beneficial owner for any act,  omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

          (a)  Indemnification of the Trustees and officers of the Registrant is provided  for in Article VII of the  Registrant's  Second  Amended and
          Restated  Agreement and  Declaration  of Trust  effective  October 12,
          2007,  as  incorporated   herein  by  reference  to  the  Registrant's
          Registration Statement on Form N-1A as filed with the SEC via EDGAR on
          February 13, 2008;

          (b) Investment  Advisory  Agreement between the Registrant and VTL, as provided for in Section 7 of the Agreement,  as incorporated herein by reference to the Registrant's  Registration  Statement on Form N-1A as
          filed with the SEC via EDGAR on February 13, 2008;

          (c) Sub-Advisory  Agreement between VTL and Mellon Capital  Management
          Corporation,  as  provided  for  in  Section  5 of the  Agreement,  as incorporated  herein by  reference  to the  Registrant's  Registration
          Statement  on Form N-1A as filed  with the SEC via EDGAR on August 19,
          2008;

          (d)  Distribution  Agreement  between the Registrant and Foreside Fund
          Services,  LLC,  as  provided  for in Section 6 of the  Agreement,  as incorporated  herein by  reference  to the  Registrant's  Registration
          Statement on Form N-1A as filed with the SEC via EDGAR on February 13,
          2008;

          (e) Custody  Agreement,  as provided  for in Article  III,  Section 8;
          Article VIII,  Section 1; and Appendix I, Section 10 of the Agreement,
          as incorporated  herein by reference to the Registrant's  Registration
          Statement  on Form N-1A as filed  with the SEC via EDGAR on August 19,
          2008;

          (f) Fund Administration and Accounting  Agreement,  as provided for in
          Section 8 of the Agreement, as incorporated herein by reference to the
          Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008; and

          (g) Transfer Agency and Services Agreement, as provided for in Section
          5 of  the  Agreement,  as  incorporated  herein  by  reference  to the
          Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

Item 26. Business and Other Connections of Investment Adviser.

          Other  business,  profession,  vocation or employment of a substantial nature in which each  director,  partner or principal  officer of each
          Investment  Adviser  is or has been,  at any time  during the last two fiscal  years,  engaged  for his own  account  or in the  capacity  of director, officer, employee, partner or trustee are as follows:

          VTL Associates, LLC (the "Adviser")

          The  Adviser is the  investment  adviser  to each of the  Registrant's series,  which  currently  consist of:  RevenueShares  Large Cap Fund,
          RevenueShares  Mid Cap Fund and  RevenueShares  Small Cap Fund (each a
          "Fund" and collectively,  the "Funds"). The principal business address of the Adviser is One Commerce Square, 2005 Market Street, Suite 2020,
          Philadelphia,   PA  19103.  The  Adviser  is  an  investment   adviser
          registered  under the  Investment  Advisers Act of 1940 (the "Advisers
          Act").  Additional  information  as to the Adviser and the members and officers of the Adviser is  included in the  Adviser's  Form ADV filed with the Commission (File No. 801-63618), which is incorporated herein by  reference  and sets forth the  officers and members of the Adviser and information as to any business, profession, vocation or employment of a  substantial  nature  engaged in by those  officers  and  members during the past two years.

          Mellon Capital Management Corporation

          Mellon Capital Management Corporation, a subsidiary of The Bank of New
          York Mellon  Corporation,  is a sub-adviser to each of the Funds.  The principal business address of Mellon Capital Management Corporation is
          50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital
          Management  Corporation is an investment  adviser registered under the
          Advisers Act.  Additional  information as to Mellon Capital Management
          Corporation   and  the  directors  and  officers  of  Mellon   Capital
          Management  Corporation  is  included  in  Mellon  Capital  Management
          Corporation's Form ADV filed with the Commission (File No. 801-19785), which is incorporated  herein by reference and sets forth the officers and directors of Mellon Capital Management Corporation and information
          as  to  any  business,   profession,   vocation  or  employment  of  a
          substantial  nature engaged in by those officers and directors  during the past two years.

Item 27. Principal Underwriters.

     (a)  Foreside  Fund  Services,  LLC  ("Foreside")  also  acts as  principal underwriter of shares of the following other companies:

          American Beacon Funds
          American Beacon Mileage Funds
          American Beacon Select Funds
          Henderson Global Funds
          Ironwood Series Trust
          Bridgeway Funds, Inc.
          Monarch Funds
          Century Capital Management Trust
          Sound Shore Fund, Inc.
          Forum Funds
          Hirtle Callahan Trust
          Central Park Group Multi-Event Fund
          The CNL Funds
          PMC Funds, Series of the Trust for Professional Managers
          SPA ETF Trust
          FocusShares Trust
          The Japan Fund, Inc.
          Wintergreen Fund, Inc.

     (b)  Information with respect to each officer and director of the principal underwriter  and the Registrant is provided  below.  Unless  otherwise noted, the principal  business address of each officer and director of
          Foreside is Two Portland Square, Portland, Maine 04101.

          ------------------ -------------------------------------- --------------
                                                                    Positions and
          Name and Principal                                        Offices with
          Business Address   Positions and Offices with Underwriter Registrant
          ------------------ -------------------------------------- --------------
          Mark S. Redman     President                              None
          ------------------ -------------------------------------- --------------
          Nanette K. Chern   Vice President, Secretary & Chief  None
                             Compliance Officer
          ------------------ -------------------------------------- --------------
          Richard J. Berthy  Vice President & Treasurer         None
          ------------------ -------------------------------------- --------------
          Mark A. Fairbanks  Vice President, Assistant Secretary    None
                             &Deputy Chief Compliance Officer
          ------------------ -------------------------------------- --------------

     (c)  Not applicable.

Item 28. Location of Accounts and Records.

          All accounts and records required to be maintained by Section 31(a) of the  Investment  Company Act of 1940 and the rules under that  section are maintained at One Commerce Square, 2005 Market Street, Suite 2020,
          Philadelphia,  Pennsylvania  19103 and One Wall Street,  New York, New
          York 10286.

Item 29. Management Services.

          None.

Item 30. Undertakings.

          Insofar as indemnification  for liability arising under the Securities
          Act of 1933 may be  permitted to  Trustees,  officers and  controlling persons of the  Registrant  pursuant to the  provisions  described  in response to Item 25, or  otherwise,  the  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such indemnification  is against  public policy as expressed in the Act and
          is,  therefore,   unenforceable.   In  the  event  that  a  claim  for
          indemnification  against such  liabilities  (other than the payment by the registrant of expenses  incurred or paid by a Trustee,  officer or controlling  person of the Registrant in the successful defense of any action,  suit or proceeding)  is asserted by such Trustee,  officer or controlling person in connection with the securities being registered, the Registrant  will,  unless in the opinion of its counsel the matter has  been  settled  by  controlling  precedent,  submit  to a court of appropriate  jurisdiction the question whether such indemnification by it is  against  public  policy  as  expressed  in the Act and  will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this  19th day of
September, 2008.

                                    REVENUESHARES ETF TRUST

                                    By:        /s/ Vincent T. Lowry
                                               Vincent T. Lowry
                                               President

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                            Title                   Date

--------------------------------------------------------------------------------

/s/ Vincent T. Lowry                 Chairman and Trustee    September 19, 2008
Vincent T. Lowry

/s/ Vincent DiStefano      *         Trustee                 September 19, 2008
Vincent DiStefano

/s/ Lawrence A. Goldberg   *         Trustee                 September 19, 2008
Lawrence A. Goldberg

/s/ James C. McAuliffe     *         Trustee                 September 19, 2008
James C. McAuliffe

/s/ Christian W. Myers, III*         Trustee                 September 19, 2008
Christian W. Myers, III

/s/ John J. Kolodziej      *         Trustee                 September 19, 2008
John J. Kolodziej

/s/ Christopher C. Lanza             Treasurer               September 19, 2008
Christopher C. Lanza

                               *By: /s/ Vincent T. Lowry
                                Vincent T. Lowry
                             as Attorney-in-Fact for
                          each of the persons indicated
               (Pursuant to Powers of Attorney incorporated herein
                                  by reference)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                         (REVENUESHARES ETF TRUST N-1A)

Exhibit Number        Description

EX-99.i.3           Legal Opinion of Stradley  Ronon Stevens  &  Young,  LLP
                    regarding RevenueShares ADR Fund and RevenueShares Navellier
                    Overall A-100 Fund